                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 32                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 32                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
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                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: April 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on April 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

International Growth Fund

APRIL 1, 2004

INTERNATIONAL GROWTH FUND IS CLOSED TO NEW RETAIL INVESTORS, BUT IS AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. SHAREHOLDERS WHO HAVE OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

You'll notice that this prospectus includes information about Investor Class and
Institutional Class shares. It's important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions, such as banks, broker-dealers and insurance companies. The
Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

Please read through the Fund Performance History, Investing with American
Century, and Financial Highlights carefully. These sections reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

/s/Donna S. Byers
Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [graphic of triangle]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The fund's principal risks include

* MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

* FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
  (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

* CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

* comfortable with short-term price volatility

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* seeking current income from your investment

* investing for a short period of time

* uncomfortable with the risks associated with investing in U.S. and foreign growth securities

* uncomfortable with short-term volatility in the value of your investment

             [graphic of triangle]

             AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
             CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

INTERNATIONAL GROWTH FUND -- INVESTOR CLASS(1)

[data for bar chart]

2003      25.38%
2002     -19.25%
2001     -26.79%
2000     -15.01%
1999      64.44%
1998      19.01%
1997      19.72%
1996      14.43%
1995      11.89%
1994      -4.76%

(1) FROM AUGUST 1,1996 TO JULY 30, 1997, A PORTION OF THE FUND'S MANAGEMENT FEE
    WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE HIGHER THAN THEY WOULD HAVE
    BEEN HAD THE FEE WAIVER NOT BEEN IN EFFECT.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 HIGHEST                    LOWEST
--------------------------------------------------------------------------------
International Growth             48.19% (4Q 1999)           -19.69% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

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3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003          1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
International Growth(2)

Return Before Taxes              25.38%    0.71%    6.05%      8.97%

Return After Taxes
  on Distributions               25.49%   -0.22%    4.47%      N/A

Return After Taxes
  on Distributions
  and Sale of Fund Shares        16.92%    0.46%    4.53%      N/A

MSCI EAFE Index                  38.59%   -0.05%    4.47%      5.03%(3)
  (reflects no deduction
  for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS MAY 9, 1991. ONLY A CLASS WITH
    PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR LIFE
    OF CLASS.

(2) FROM AUGUST 1 ,1996 TO JULY 30, 1997, A PORTION OF THE FUND'S MANAGEMENT
    FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE HIGHER THAN THEY WOULD
    HAVE BEEN HAD THE FEE WAIVER NOT BEEN IN EFFECT.

(3) SINCE APRIL 30, 1991, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003          1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
International Growth

Return Before Taxes              25.44%    0.91%    N/A        4.19%

MSCI EAFE Index                  38.59%   -0.05%    N/A        3.14%(2)
  (reflects no deduction
  for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS NOVEMBER 20,
1997.

(2) SINCE NOVEMBER 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                              $25(1)
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Investor Class and Institutional Class
  Redemption/Exchange Fee
  (as a percentage of amount redeemed/exchanged)               2.0%(2)
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(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with American
    Century FOR MORE DETAILS.

(2) APPLIES ONLY TO INTERNATIONAL GROWTH INVESTOR CLASS AND INSTITUTIONAL CLASS
    SHARES PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS.
    THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR
    CAPITAL GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                       FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
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International Growth
  Investor Class       1.28%       None                  0.00%        1.28%
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  Institutional Class  1.08%       None                  0.00%        1.08%
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(1) BASED ON ASSETS OF ALL CLASSES OF THE FUND DURING THE FUND'S MOST RECENT
    FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
    MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND
    INCREASES AS FUND ASSETS DECREASE.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
International Growth
  Investor Class              $130        $404         $699         $1,536
--------------------------------------------------------------------------------
  Institutional Class         $110        $342         $593         $1,311
--------------------------------------------------------------------------------

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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
They also consider companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

             [graphic of triangle]

             ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT
             EXHIBITS A HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST
             OR THIS YEAR THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

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6

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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7

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

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8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the Investor Class and Institutional Class of the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR
ENDED NOVEMBER 30, 2003              INVESTOR CLASS       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
International Growth                 1.28%                1.08%
--------------------------------------------------------------------------------

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9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He has a bachelor's degree in business from the
University of Washington.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages International Growth since April 2002. He joined American
Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to
September 1999. He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA
charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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11

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BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS

P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
13

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online.
You may enroll for exclusive online account management on our Web site.
To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

             [graphic of triangle]

             PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
             UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
             ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
             SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS . IF
             YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED
             OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
             SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
14

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Investor Class and Institutional Class shares of International Growth purchased on or after March 1, 2004 may be subject to a 2.0% redemption fee if they are sold within 60 days of such purchase. Therefore, if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 17.)
However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that
Investor Class shares of International Growth purchased on or after March 1,
2004 and redeemed in this manner may be subject to a 2.0% redemption fee if held less than 60 days. You also may incur tax liability as a result of this redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

------
16

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
17

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place on every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
19

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

             [graphic of triangle]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
20

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
             PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
             PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
21

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers seven classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class,
R Class and Advisor Class. The shares offered by this Prospectus are Investor
Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C, R or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
24

INTERNATIONAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-------------------------------------------------------------------------------------------
                               2003        2002        2001         2000           1999
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.69       $7.86       $12.05       $13.02         $9.25
-------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)             0.06        0.06         0.04        (0.02)        (0.01)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.85       (1.20)       (2.50)       (0.22)         3.95
-------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.91       (1.14)       (2.46)       (0.24)         3.94
-------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.06)      (0.03)         --         (0.01)        (0.02)
-------------------------
  From Net Realized Gains       --          --         (1.73)       (0.72)        (0.15)
-------------------------------------------------------------------------------------------
  Total Distributions         (0.06)      (0.03)       (1.73)       (0.73)        (0.17)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.54       $6.69        $7.86       $12.05        $13.02
===========================================================================================
  TOTAL RETURN(2)             13.70%     (14.54)%     (24.18)%      (2.47)%       43.22%

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.28%        1.25%        1.21%        1.20%        1.27%
-------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets          0.84%        0.76%        0.48%      (0.16)%      (0.06)%
-------------------------
Portfolio Turnover Rate         169%         215%         178%         116%         117%
-------------------------
Net Assets,
End of Period
(in thousands)            $2,502,831   $2,410,600   $3,290,867   $4,455,433   $3,701,903
-------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE
    NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO
    THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT
    THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
25

INTERNATIONAL GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                            2003       2002       2001       2000       1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.71      $7.88     $12.07     $13.05      $9.28
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(1)                  0.07       0.07       0.06       0.01       --(2)
------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.85      (1.19)     (2.50)     (0.24)      3.96
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.92      (1.12)     (2.44)     (0.23)      3.96
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income         (0.07)     (0.05)       --       (0.03)     (0.04)
------------------------
  From Net
  Realized Gains              --         --       (1.75)     (0.72)     (0.15)
--------------------------------------------------------------------------------
  Total Distributions       (0.07)     (0.05)     (1.75)     (0.75)     (0.19)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.56      $6.71      $7.88     $12.07     $13.05
================================================================================
  TOTAL RETURN(3)           13.89%    (14.33)%   (23.96)%    (2.35)%    43.40%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   1.08%      1.05%      1.01%      1.00%      1.07%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.04%      0.96%      0.68%      0.04%      0.14%
------------------------
Portfolio Turnover Rate       169%       215%       178%       116%       117%
------------------------
Net Assets,
End of Period
(in thousands)            $301,854   $270,121   $353,399   $371,255   $132,031
--------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

------
26

NOTES

------
27

NOTES

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE      TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
International Growth
     Investor Class               041            TWIEX       Intl Gr
--------------------------------------------------------------------------------
     Institutional Class          341            TGRIX       Intl Gr
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                                  Institutional Class
P.O. Box 419200                                 P.O. Box 419385
Kansas City, Missouri 64141-6200                Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575                  1-800-345-3533 or 816-531-5575

0404
SH-PRS-37115

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

International Growth Fund

APRIL 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter
Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [graphic of triangle]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The fund's principal risks include

* MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

* FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
  (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

* CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

* comfortable with short-term price volatility

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* seeking current income from your investment

* investing for a short period of time

* uncomfortable with the risks associated with investing in U.S. and foreign growth securities

* uncomfortable with short-term volatility in the value of your investment

             [graphic of triangle]

             AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
             CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The return of the fund's other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

INTERNATIONAL GROWTH FUND -- ADVISOR CLASS

[data for bar chart]

2003      25.11%
2002     -19.48%
2001     -27.00%
2000     -15.27%
1999      64.06%
1998      18.86%
1997      19.43%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Growth           48.12% (4Q 1999)            -19.74% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's C Class shares calculated before the impact of taxes. Because the fund's A, B and R Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003                  1 YEAR    5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
International Growth

Return Before Taxes                      25.11%     0.44%     6.10%

Return After Taxes on Distributions      25.26%    -0.41%     4.28%

Return After Taxes on Distributions
  and Sale of Fund Shares                16.68%     0.28%     4.50%

MSCI EAFE Index                          38.59%    -0.05%     2.98%(2)
  (reflects no deduction
  for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE ADVISOR CLASS SHARES OF THE FUND IS
    OCTOBER 2, 1996.

(2) SINCE SEPTEMBER 30, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31. 2003        1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
International Growth

Return Before Taxes                                  24.25%    -5.63%

MSCI EAFE Index                                      38.59%     1.07%(2)
 (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE C CLASS SHARES OF THE FUND IS JUNE 4, 2001.

(2) SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          A CLASS   B CLASS   C CLASS   R CLASS   ADVISOR CLASS
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases                      5.75%     None      None      None      None
  (as a percentage of offering price)
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)      None(1)   5.00%(2)  1.00%(3)  None      None
  (as a percentage of the original
  offering price for B Class shares
  or the lower of the original offering
  price or redemption proceeds
  for A and C Class shares)
-------------------------------------------------------------------------------------------------
Redemption/Exchange Fee                   None      None      None      2.0%(4)   2.0%(4)
  (as a percentage of amount
  redeemed/exchanged)
-------------------------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
    CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
    ONE YEAR OF THE DATE OF PURCHASE.

(2) THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
    NEXT FIVE YEARS AS SHOWN ON PAGE 14, AND IS ELIMINATED AFTER SIX YEARS.

(3) THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
    THEREAFTER.

(4) APPLIES ONLY TO INTERNATIONAL GROWTH ADVISOR CLASS AND R CLASS SHARES
    PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS. THE FEE
    DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL
    GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                      FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
--------------------------------------------------------------------------------------------
International Growth
  A Class             1.28%       0.25%                    0.00%        1.53%
--------------------------------------------------------------------------------------------
  B Class             1.28%       1.00%                    0.00%        2.28%
--------------------------------------------------------------------------------------------
  C Class             1.28%       1.00%                    0.00%        2.28%
--------------------------------------------------------------------------------------------
  R Class             1.28%       0.50%                    0.00%        1.78%
--------------------------------------------------------------------------------------------
  Advisor Class       1.03%       0.50%(4)                 0.00%        1.53%
--------------------------------------------------------------------------------------------

(1) BASED ON ASSETS OF ALL CLASSES OF THE FUND DURING THE FUND'S MOST RECENT
    FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
    MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND
    INCREASES AS FUND ASSETS DECREASE.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
    BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
    PAGE 25.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
    PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
    ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
    UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES TO REFLECT THIS ARRANGEMENT,
    BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL
    CLASSES.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
International Growth
  A Class                   $721         $1,028        $1,357         $2,281
--------------------------------------------------------------------------------
  B Class                   $629         $1,006        $1,309         $2,403
--------------------------------------------------------------------------------
  C Class                   $229           $706        $1,209         $2,587
--------------------------------------------------------------------------------
  R Class                   $180           $557          $958         $2,077
--------------------------------------------------------------------------------
  Advisor Class             $155           $481          $829         $1,810
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
International Growth
  A Class                   $721         $1,028        $1,357         $2,281
--------------------------------------------------------------------------------
  B Class                   $229           $706        $1,209         $2,403
--------------------------------------------------------------------------------
  C Class                   $229           $706        $1,209         $2,587
--------------------------------------------------------------------------------
  R Class                   $180           $557          $958         $2,077
--------------------------------------------------------------------------------
  Advisor Class             $155           $481          $829         $1,810
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
They also consider companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

             [graphic of triangle]

             ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT
             EXHIBITS A HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST
             OR THIS YEAR THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
7

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies. This fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

------
8

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the A, B, C, R and Advisor Classes of the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES
PAID BY THE FUND
TO THE ADVISOR
AS A PERCENTAGE
OF AVERAGE NET
ASSETS FOR THE
MOST RECENT
FISCAL YEAR ENDED
NOVEMBER 30, 2003       A CLASS   B CLASS   C CLASS   R CLASS   ADVISOR CLASS
--------------------------------------------------------------------------------
International Growth    1.28%(1)  1.28%(1)  1.28%     1.28%(1)  1.03%
--------------------------------------------------------------------------------

(1) ANNUALIZED.

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He has a bachelor's degree in business from the
University of Washington.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages International Growth since April 2002. He joined American
Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to
September 1999. He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA
charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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11

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C, R and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                   B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                   No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                      Contingent deferred sales charge on
                                          redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                        12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                     Convert to A Class shares
                                          eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                Aggregate purchases limited to
for long-term investors                   amounts less than $100,000
--------------------------------------------------------------------------------
C CLASS                                   ADVISOR CLASS AND R CLASS
--------------------------------------------------------------------------------
No initial sales charge                   No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on       No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                        12b-1 fee of 0.50%(3)
--------------------------------------------------------------------------------
No conversion feature                     No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts    Generally offered through qualified
less than $1,000,000; generally more      retirement plans and other
appropriate for short-term investors      fee-based arrangements
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
    INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
    FOR PURCHASES OF $1,000,000 OR MORE.

(2) A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
    THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3) WHILE THE ADVISOR CLASS AND R CLASS HAVE THE SAME 12B-1 FEE, THEIR TOTAL
    ANNUAL FUND OPERATING EXPENSES WILL BE DIFFERENT BECAUSE OF THE ADVISOR
    CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 5 FOR MORE DETAILS.

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12

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                          SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                          AS A % OF        AS A % OF             FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE   NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
-------------------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%                 5.00%
-------------------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%                 4.00%
-------------------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%                 3.25%
-------------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
-------------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
-------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00%(1)
-------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50%(1)
-------------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25%(1)
-------------------------------------------------------------------------------------------

(1) FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO UPFRONT
    AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

------
13

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

* Certain trust accounts

* Solely controlled business accounts

* Single-participant retirement plans

* Endowments or foundations established and controlled by you or an immediate family member

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

* purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

* wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

* present or former officers, directors and employees (and their families) of
  American Century

* qualified retirement plan purchases

* IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

* certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING             CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                       5.00%
--------------------------------------------------------------------------------
2nd year                       4.00%
--------------------------------------------------------------------------------
3rd year                       3.00%
--------------------------------------------------------------------------------
4th year                       3.00%
--------------------------------------------------------------------------------
5th year                       2.00%
--------------------------------------------------------------------------------
6th year                       1.00%
--------------------------------------------------------------------------------
After 6th year                 None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

------
14

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

* redemptions through systematic withdrawal plans not exceeding annually:

  * 12% of the lesser of the original purchase cost or current market value for A Class shares

  * 12% of the original purchase cost for B Class shares

  * 12% of the lesser of the original purchase cost or current market value for C Class shares

* distributions from IRAs due to attainment of age 59(1)/(2) for A Class and
  C Class shares

* required minimum distributions from retirement accounts upon reaching age
  70(1)/(2)

* tax-free returns of excess contributions to IRAs

* redemptions due to death or post-purchase disability

* exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

* IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

* if no broker was compensated for the sale

------
15

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

* The exchange is for a minimum of $100

* For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

International Growth Advisor Class and R Class shares purchased on or after
March 1, 2004 may be subject to a 2% redemption fee if they are exchanged within
60 days of such purchase.

------
16

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
17

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Advisor Class and R Class shares of International Growth purchased on or after
March 1, 2004 may be subject to a 2.0% redemption fee if they are sold within 60 days of such purchase. Therefore, if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 17.) However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares of the Advisor Class and R Class of International Growth purchased on or after March 1, 2004 and redeemed in this manner may be subject to a 2% redemption fee if held less than
60 days. A, B, and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
19

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
20

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
21

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

             [graphic of triangle]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
22

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
             PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
             PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                   15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
23

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
24

MULTIPLE CLASS INFORMATION

American Century offers seven classes of the fund through financial intermediaries: A Class, B Class, C Class, R Class, Advisor Class, Investor
Class and Institutional Class. The shares offered by this Prospectus are A, B,
C, R and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R and Advisor Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services.
The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of
Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
26

INTERNATIONAL GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                            2003      2002      2001       2000        1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $6.66     $7.83     $12.02     $12.99       $9.24
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)          0.03      0.04       0.02      (0.05)      (0.04)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)    0.87     (1.20)     (2.51)     (0.23)       3.94
--------------------------------------------------------------------------------
  Total From
  Investment Operations     0.90     (1.16)     (2.49)     (0.28)       3.90
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income        (0.04)    (0.01)       --        --(2)       --(2)
--------------------------
  From Net Realized Gains    --        --       (1.70)     (0.69)      (0.15)
--------------------------------------------------------------------------------
  Total Distributions      (0.04)    (0.01)     (1.70)     (0.69)      (0.15)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $7.52     $6.66      $7.83     $12.02      $12.99
================================================================================
  TOTAL RETURN(3)          13.62%   (14.81)%   (24.45)%    (2.72)%     42.86%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  1.53%      1.50%      1.46%      1.45%      1.52%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets       0.59%      0.51%      0.23%    (0.41)%    (0.31)%
--------------------------
Portfolio Turnover Rate      169%       215%       178%       116%       117%
--------------------------
Net Assets,
End of Period
(in thousands)           $239,256   $196,949   $205,483   $181,263    $61,317
--------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
PERIOD.

(2) PER-SHARE AMOUNT WAS LESS THAN
$0.005.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

------
27

INTERNATIONAL GROWTH FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                 (0.02)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                                        1.43
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $7.53
================================================================================
  TOTAL RETURN(3)                                                        23.44%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.53%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.40)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                 169%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $7,395
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2003.

------
28

INTERNATIONAL GROWTH FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                 (0.03)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        1.41
--------------------------------------------------------------------------------
  Total From Investment Operations                                        1.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $7.48
================================================================================
  TOTAL RETURN(3)                                                        22.62%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.28%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.51)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                 169%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $513
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND
ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2003.

------
29

INTERNATIONAL GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               2003       2002        2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.60      $7.82         $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(2)                      (0.01)      --(3)        (0.04)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.86      (1.22)        (1.30)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.85      (1.22)        (1.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.45      $6.60         $7.82
================================================================================
  TOTAL RETURN(4)                             12.88%    (15.60)%      (14.63)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.28%       2.25%      2.23%(5)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (0.16)%     (0.24)%    (0.99)%(5)
--------------------------------------------
Portfolio Turnover Rate                         169%        215%       178%(6)
--------------------------------------------
Net Assets, End of Period (in thousands)      $1,933        $912          $138
--------------------------------------------------------------------------------

(1) JUNE 4, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT IS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------
30

INTERNATIONAL GROWTH FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                 (0.01)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.51
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $7.53
================================================================================
  TOTAL RETURN(3)                                                         7.26%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.78%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.74)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                 169%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                     $3
--------------------------------------------------------------------------------

(1) AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2003.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON SEC           Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                  FUND CODE      TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
International Growth Fund
  A Class                       141            CAIGX       N/A
--------------------------------------------------------------------------------
  B Class                       308            CBIGX       N/A
--------------------------------------------------------------------------------
  C Class                       441            AIWCX       Intl Gr
--------------------------------------------------------------------------------
  R Class                       214            ATGRX       Intl Gr
--------------------------------------------------------------------------------
  Advisor Class                 741            TWGAX       Intl Gr
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0404
SH-PRS-37116

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Global Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund
Life Sciences Fund
Technology Fund

APRIL 1, 2004

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

You'll notice that this prospectus includes information about Investor Class and
Institutional Class shares. It's important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions, such as banks, broker-dealers and insurance companies. The
Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

Please read through the Fund Performance History, Investing with American
Century, and Financial Highlights carefully. These sections reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

/s/Donna Byers
Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

AN OVERVIEW OF THE FUNDS.................................................  2

     Global Growth Fund, International Opportunities Fund,

     Global Growth Fund, International Opportunities Fund,

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

------
2

The chart below shows the primary differences among the funds.

FUND                   PRIMARY INVESTMENTS               PRINCIPAL RISKS
--------------------------------------------------------------------------------
Global Growth          Equity securities of issuers in   Invests a significant
                       the United States and other       portion of its assets
                       developed countries               in foreign securities
--------------------------------------------------------------------------------
International          Equity securities of issuers in   Invests primarily in
Opportunities(1)       developed foreign countries       small-sized
                       or emerging markets that          foreign issuers
                       are small-sized companies
                       at the time of purchase
--------------------------------------------------------------------------------

International          Equity securities of issuers in   Invests primarily in
Discovery(2)           developed foreign countries       small- to
                       or emerging markets that are      medium-sized
                       small- to medium-sized            foreign issuers
                       companies at the time of purchase

--------------------------------------------------------------------------------
Emerging Markets       Equity securities of issuers      Invests in emerging
                       in emerging markets               markets
--------------------------------------------------------------------------------

(1) INTERNATIONAL OPPORTUNITIES WILL CLOSE TO NEW INVESTMENTS WHEN THE FUND'S
    NET ASSETS REACH $500 MILLION.

(2) INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 13.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

LIFE SCIENCES - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and
telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments.
   As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 16.

------
4

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth potential from your investment

*  seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)

*  seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)

*  comfortable with the risks associated with investing in U.S. and foreign securities

*  comfortable with the risks associated with investing in life sciences-related
   (Life Sciences) or technology and telecommunications-related (Technology)
   companies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with these funds

*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
5

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' Institutional Class shares will differ from those shown in the charts, depending on the expenses of that class.

GLOBAL GROWTH FUND -- INVESTOR CLASS

[data from bar chart]

2003                    34.52%
2002                   -20.25%
2001                   -25.65%
2000                    -5.77%
1999                    86.09%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Global Growth                  51.95% (4Q 1999)            -17.97% (3Q 2002)
--------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES FUND -- INVESTOR CLASS

[data from bar chart]

2003                    73.19%
2002                    -5.21%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Opportunities    24.24% (2Q 2003)            -18.23% (3Q 2002)
--------------------------------------------------------------------------------

------
6

INTERNATIONAL DISCOVERY FUND -- INVESTOR CLASS

[data from bar chart]

2003                    51.38%
2002                   -12.83%
2001                   -21.77%
2000                   -14.21%
1999                    88.54%
1998                    17.86%
1997                    17.48%
1996                    31.18%
1995                     9.89%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Discovery        50.87% (4Q 1999)            -19.91% (3Q 1998)
--------------------------------------------------------------------------------

EMERGING MARKETS FUND -- INVESTOR CLASS

[data from bar chart]

2003                     65.62%
2002                    -18.84%
2001                     -8.70%
2000                    -30.14%
1999                    106.19%
1998                    -18.90%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Emerging Markets               49.04% (4Q 1999)            -24.62% (3Q 1998)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND -- INVESTOR CLASS

[data from bar chart]

2003                    29.06%
2002                   -28.22%
2001                    -7.76%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Life Sciences                  14.32% (2Q 2001)            -14.36% (1Q 2001)
--------------------------------------------------------------------------------

------
7

TECHNOLOGY FUND -- INVESTOR CLASS

[data from bar chart]

2003                    50.39%
2002                   -40.93%
2001                   -35.63%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Technology                  26.15% (2Q 2003)               -33.53% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes. Because International Opportunities
Institutional Class was not in operation for a full calendar year, it is not included in the tables below.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003        1 YEAR    5 YEARS   LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------
Global Growth

Return Before Taxes                                  34.52%     6.94%       8.57%

Return After Taxes on Distributions                  34.52%     6.19%       7.83%

Return After Taxes on Distributions
   and Sale of Fund Shares                           22.44%     5.66%       7.11%

MSCI World Free Index                                33.11%    -0.79%       0.16%(2)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS OF GLOBAL GROWTH IS
    DECEMBER 1, 1998.

(2) SINCE NOVEMBER 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION
    FOR WHICH DATA IS AVAILABLE.

------
8

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR   5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------
International Opportunities

Return Before Taxes                                      73.19%     N/A       20.59%

Return After Taxes on Distributions                      72.12%     N/A       20.33%

Return After Taxes on Distributions
  and Sale of Fund Shares                                48.29%     N/A       17.80%

Citigroup EMI Growth World ex-US Index(2)                50.15%     N/A        4.39%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
International Discovery

Return Before Taxes                                      51.38%     10.80%    13.99%

Return After Taxes on Distributions                      51.52%     10.05%    13.20%

Return After Taxes on Distributions
  and Sale of Fund Shares                                33.64%      9.21%    12.24%

Citigroup EMI Growth World ex-US Index(4)                50.15%      2.06%    2.77%(5)
  (reflects no deduction for fees, expenses or taxes)

MSCI EAFE Index(4)                                       38.59%     -0.05%    4.33%(5)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Emerging Markets

Return Before Taxes                                      65.62%     12.07%     2.94%

Return After Taxes on Distributions                      65.62%     11.91%     2.82%

Return After Taxes on Distributions
  and Sale of Fund Shares                                42.65%     10.51%     2.48%

MSCI Emerging Markets Free Index                         56.28%     10.61%     0.31%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Life Sciences

Return Before Taxes                                      29.06%     N/A       -2.06%

Return After Taxes on Distributions                      29.06%     N/A       -2.34%

Return After Taxes on Distributions
  and Sale of Fund Shares                                18.89%     N/A       -1.91%

S&P 500 Index                                            28.68%     N/A       -5.97%
  (reflects no deduction for fees, expenses or taxes)

S&P SuperComposite 1500 Health Care Index                17.64%     N/A       -1.94%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Technology

Return Before Taxes                                      50.39%     N/A      -24.01%

Return After Taxes on Distributions                      50.39%     N/A      -24.03%

Return After Taxes on Distributions
  and Sale of Fund Shares                                32.76%     N/A      -19.17%

S&P 500 Index                                            28.68%     N/A       -5.97%
  (reflects no deduction for fees, expenses or taxes)

S&P SuperComposite1500 Technology Index                  47.87%     N/A      -21.42%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: INTERNATIONAL OPPORTUNITIES,
    JUNE 1, 2001; INTERNATIONAL DISCOVERY, APRIL 1, 1994; EMERGING MARKETS,
    SEPTEMBER 30, 1997; LIFE SCIENCES AND TECHNOLOGY, JUNE 30, 2000.

(2) FORMERLY SALOMON SMITH BARNEY EXTENDED MARKET INDEX GROWTH WORLD EX-US
    INDEX.

(3) SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
    IS AVAILABLE.

(4) THE FUND'S BENCHMARK WAS CHANGED FROM MSCI EAFE INDEX TO CITIGROUP EMI
    GROWTH WORLD EX-US INDEX BEGINNING MAY 22, 2003.  THE FUND'S ADVISOR
    BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

(5) SINCE MARCH 31, 1994, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

------
9

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003              1 YEAR      5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------------
Global Growth

Return Before Taxes                                        34.78%       N/A        -7.83%

MSCI World Free Index                                      33.11%       N/A        -5.87%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------
International Discovery

Return Before Taxes                                        51.51%     11.00%       12.08%

Citigroup EMI Growth World ex-US Index(3)                  50.15%      2.06%        3.83%

MSCI EAFE Index(3)                                         38.59%     -0.05%        3.23%(4)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------
Emerging Markets

Return Before Taxes                                        65.91%       N/A        12.50%

MSCI Emerging Markets Free Index                           56.28%       N/A        11.17%(5)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------
Life Sciences

Return Before Taxes                                        29.18%       N/A        -3.33%

S&P 500 Index                                              28.68%       N/A        -5.97%(6)
  (reflects no deduction for fees, expenses, or taxes)

S&P SuperComposite 1500 Health Care Index                  17.64%       N/A        -0.39%(6)
  (reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------------------------
Technology

Return Before Taxes                                        50.47%       N/A       -26.28%

S&P 500 Index                                              28.68%       N/A        -5.97%(7)
  (reflects no deduction for fees, expenses, or taxes)

S&P SuperComposite1500 Technology Index                    47.87%       N/A       -21.42%(7)
  (reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS ARE: GLOBAL GROWTH, AUGUST
    1, 2000; INTERNATIONAL DISCOVERY, JANUARY 2, 1998; EMERGING MARKETS, JANUARY
    28, 1999; LIFE SCIENCES, JULY 17, 2000; AND TECHNOLOGY, JULY 14, 2000.

(2) SINCE JULY 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(3) THE FUND'S BENCHMARK WAS CHANGED FROM MSCI EAFE INDEX TO CITIGROUP EMI
    GROWTH WORLD EX-US INDEX BEGINNING MAY 22, 2003.  THE FUND'S ADVISOR
    BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

(4) SINCE DECEMBER 31, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(5) SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(6) SINCE JULY 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(7) SINCE JUNE 30, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
10

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------
Investor Class (All funds)
   Maximum Account Maintenance Fee                                        $25(1)
----------------------------------------------------------------------------------
Investor Class and Institutional Class (International funds)
   Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(2)
----------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with American
    Century FOR MORE DETAILS.

(2) APPLIES TO GLOBAL GROWTH SHARES PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD
    FOR LESS THAN 60 DAYS, EMERGING MARKETS INSTITUTIONAL CLASS SHARES PURCHASED
    ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 180 DAYS, EMERGING MARKETS
    INVESTOR CLASS SHARES HELD FOR LESS THAN 180 DAYS AND INTERNATIONAL
    DISCOVERY AND INTERNATIONAL OPPORTUNITIES INVESTOR CLASS AND INSTITUTIONAL
    CLASS SHARES HELD FOR LESS THAN 180 DAYS. THE FEE DOES NOT APPLY TO SHARES
    PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                              MANAGEMENT    DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                              FEE(1)        SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
Global Growth
    Investor Class            1.30%         None                   0.01%        1.31%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.10%         None                   0.01%        1.11%
--------------------------------------------------------------------------------------------------
International Opportunities
    Investor Class            2.00%         None                   0.00%(3)     2.00%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.80%         None                   0.00%(3)     1.80%
--------------------------------------------------------------------------------------------------
International Discovery
    Investor Class            1.57%         None                   0.00%(3)     1.57%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.37%         None                   0.00%(3)     1.37%
--------------------------------------------------------------------------------------------------
Emerging Markets
    Investor Class            2.00%         None                   0.01%        2.01%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.80%         None                   0.01%        1.81%
--------------------------------------------------------------------------------------------------
Life Sciences
    Investor Class            1.50%         None                   0.00%(3)     1.50%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.30%         None                   0.00%(3)     1.30%
--------------------------------------------------------------------------------------------------
Technology
    Investor Class            1.50%         None                   0.00%(3)     1.50%
--------------------------------------------------------------------------------------------------
    Institutional Class       1.30%         None                   0.00%(3)     1.30%
--------------------------------------------------------------------------------------------------

(1) BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
    RECENT FISCAL YEAR. THE FUNDS (EXCEPT INTERNATIONAL OPPORTUNITIES) HAVE
    STEPPED-FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
    GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
    DECREASE.

(2) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
    DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
11

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR    3 YEARS   5 YEARS      10 YEARS
---------------------------------------------------------------------------
Global Growth
    Investor Class             $133      $413          $715      $1,570
---------------------------------------------------------------------------
    Institutional Class        $113      $352          $609      $1,345
---------------------------------------------------------------------------
International Opportunities
    Investor Class             $202      $623        $1,069      $2,305
---------------------------------------------------------------------------
    Institutional Class        $182      $563          $968      $2,098
---------------------------------------------------------------------------
International Discovery
    Investor Class             $159      $493          $850      $1,854
---------------------------------------------------------------------------
    Institutional Class        $139      $432          $746      $1,636
---------------------------------------------------------------------------
Emerging Markets
    Investor Class             $203      $626        $1,074      $2,315
---------------------------------------------------------------------------
    Institutional Class        $183      $566          $973      $2,108
---------------------------------------------------------------------------
Life Sciences
    Investor Class             $152      $472          $814      $1,778
---------------------------------------------------------------------------
    Institutional Class        $132      $410          $710      $1,588
---------------------------------------------------------------------------
Technology
    Investor Class             $152      $472          $814      $1,778
---------------------------------------------------------------------------
    Institutional Class        $132      $410          $710      $1,588
---------------------------------------------------------------------------

------
12

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
They also consider companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In order to better control the size of companies in which International
Opportunities invests, the investment advisor has determined that it will close the fund when it reaches $500 million in net assets. After that time no new investors will be accepted.

------
13

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Opportunities' assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

------
14

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

-----
15

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests at least 80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support healthcare facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers; dental centers and physical therapy centers); design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing, and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

Using a growth investment strategy, the fund managers look for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or ACCELERATING pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including:
entry into a new market, development of a new product, obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is

------
16

important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of the market generally.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------
17

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% of its assets in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.
Because the fund managers intend to invest the fund's assets primarily in U.S.
securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

------
18

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests at least 80% of its assets in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics, and defense and aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider an investment in a company to be in the technology and telecommunications-related sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

Using a growth investment strategy, the fund managers look for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or ACCELERATING pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers may invest in companies that experience a change in their business that may stimulate future earnings and revenue acceleration and lead to positive investor perception. The change typically is the result of key events including:
entry into a new market, development of a new product, obtaining a new patent or license. The fund managers also believe that it

------
19

is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of the market generally.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------
20

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, however, the overall risk of the fund could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

------
21

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the Investor Class and Institutional Class of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST     INVESTOR   INSTITUTIONAL
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2003              CLASS        CLASS
--------------------------------------------------------------------------------
Global Growth                                           1.30%        1.10%
--------------------------------------------------------------------------------
International Opportunities                             2.00%        1.80%(1)
--------------------------------------------------------------------------------
International Discovery                                 1.57%        1.37%
--------------------------------------------------------------------------------
Emerging Markets                                        2.00%        1.80%
--------------------------------------------------------------------------------
Life Sciences                                           1.50%        1.30%
--------------------------------------------------------------------------------
Technology                                              1.50%        1.30%
--------------------------------------------------------------------------------

(1) ANNUALIZED

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998 and International Opportunities since January 2004. He joined American
Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of
Washington.

------
23

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002. He joined American Century in January 2000 as an analyst. Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor's degree in finance and investments from Babson College and an
MBA in finance from Boston University. He is a CFA charterholder.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American
Century in June 1994 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate
School of Business.

TREVOR GURWICH

Mr. Gurwich, Portfolio Manager, has been a member of the team that manages
Global Growth since January 2004. He joined American Century in July 1998. He has a bachelor's degree in international relations from the University of
Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. He has a bachelor of arts from Yale
University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He
is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Growth and International Discovery. Since
October 1998, he served as Senior Analyst and Managing Director of the American
Century Singapore office. He has a bachelor of science and master of science in civil engineering and an MBA from Virginia Tech.

LYNETTE SCHROEDER

Ms. Schroeder, Vice President and Portfolio Manager, has been a member of the team that manages International Opportunities since the fund's inception in June
2001. She joined American Century in August 2000 as a Portfolio Manager. Prior
to joining American Century, she served as a Portfolio Manager, Senior Analyst for Driehaus Capital Management from June 1997 to July 2000 and as an Analyst for Lexington Asset Management from August 1995 to May 1997. She has a bachelor's degree in political science from the University of Chicago and an MBA from the Colgate Darden Graduate School of Business Administration, University
of Virginia.

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23

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. Before joining American Century in 1997, he served as Senior Portfolio Manager for
Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. She has a bachelor's degree in business administration from the
University of Central Florida and an MBA in finance from the University of North
Carolina. She is a CFA charterholder.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages Technology since March 2002. He joined American Century in July
1996 as an Investment Analyst. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

JEFFREY SCHULLER

Mr. Schuller, Portfolio Manager, has been a member of the team that manages
Technology since January 2002 and was promoted to Portfolio Manager in February
2003. He joined American Century in October 2000 as an analyst. Prior to joining
American Century, he was an investment analyst at Founders Asset Management from
September 1996 to October 2000. He has a bachelor's degree in economics from
Princeton University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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24

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names.  If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
25

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS
Investor Relations                     Service Representative
1-800-345-2021                         1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
26

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
27

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
For International Opportunities and International Discovery, the minimum initial investment amount is $10,000 for all accounts. To establish a traditional or
Roth IRA in International Opportunities or International Discovery, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the funds' minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

          [GRAPHIC OF TRIANGLE]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
          SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS. IF YOU
          HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR
          AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO
          THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
28

The following policies apply to Investor Class and Institutional Class
Shareholders.

REDEMPTIONS

Shares redeemed within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Global Growth (Investor Class and Institutional Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

*  International Discovery (Investor Class and Institutional Class) shares sold within 180 days of purchase

*  International Opportunities (Investor Class and Institutional Class) shares sold within 180 days of purchase

*  Emerging Markets (Investor Class) shares sold within 180 days of purchase

*  Emerging Markets (Institutional Class) shares purchased on or after March 1,
   2004 and sold within 180 days of purchase

Therefore, if you redeem shares within the redemption period specified above, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 31.) However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems designed to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
29

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Investor Class shares redeemed in this manner within a specified period may be subject to a
2.0% redemption fee as listed below.

*  Global Growth shares purchased on or after March 1, 2004 and sold within 60 days of purchase

*  International Discovery shares sold within 180 days of purchase

*  International Opportunities shares sold within 180 days of purchase

*  Emerging Markets shares sold within 180 days of purchase

You also may incur tax liability as a result of this redemption. For
Institutional Class shares, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
30

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
31

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
32

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
33

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
34

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the funds, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

------
35

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
36

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  GLOBAL GROWTH - Investor Class, Institutional Class, Advisor Class and C
   Class

*  INTERNATIONAL OPPORTUNITIES - Investor Class and Institutional Class

*  INTERNATIONAL DISCOVERY - Investor Class, Institutional Class and Advisor
   Class

*  EMERGING MARKETS - Investor Class, Institutional Class, Advisor Class and C
   Class

*  LIFE SCIENCES - Investor Class, Institutional Class, Advisor Class and C
   Class

*  TECHNOLOGY - Investor Class, Institutional Class, Advisor Class and C Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class or C Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
37

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Reports, which are available upon request.

------
38

GLOBAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                               2003       2002        2001       2000      1999(1)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value, Beginning of Period          $5.39      $6.18       $8.73      $8.33      $5.00
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(2)              --(3)      0.01        --(3)     (0.05)     (0.01)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.09      (0.80)      (1.90)      0.81       3.34
----------------------------------------------------------------------------------------------------
  Total From Investment Operations             1.09      (0.79)      (1.90)      0.76       3.33
----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                        --         --       (0.65)     (0.36)        --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.48      $5.39       $6.18      $8.73      $8.33
====================================================================================================
  TOTAL RETURN(4)                             20.22%    (12.78)%    (23.62)%     8.81%     66.60%

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                             1.31%      1.32%       1.30%      1.30%    1.30%(5)
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.00%      0.13%      (0.06)%    (0.48)%  (0.20)%(5)
-------------------------------------------
Portfolio Turnover Rate                        152%       278%        232%       123%       133%
-------------------------------------------
Net Assets, End of Period (in thousands)     $250,306   $213,314    $272,402   $412,631   $233,823
----------------------------------------------------------------------------------------------------

(1) DECEMBER 1, 1998 (INCEPTION) THROUGH NOVEMBER 30, 1999.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

------
39

INTERNATIONAL DISCOVERY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------------------
                                               2003       2002        2001         2000        1999
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.32     $10.13      $14.23       $15.20       $9.24
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
   Net Investment Income (Loss)(1)             0.03       0.03        0.01        (0.12)      (0.07)
-------------------------------------------
   Net Realized and Unrealized Gain (Loss)     3.42      (0.84)      (2.54)        0.03        6.06
------------------------------------------------------------------------------------------------------
   Total From Investment Operations            3.45      (0.81)      (2.53)       (0.09)       5.99
------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
   From Net Investment Income                 (0.02)        --         --           --          --
-------------------------------------------
   From Net Realized Gains                       --         --       (1.57)       (0.88)      (0.03)
------------------------------------------------------------------------------------------------------
   Total Distributions                        (0.02)        --       (1.57)       (0.88)      (0.03)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.75     $9.32      $10.13       $14.23      $15.20
======================================================================================================
   TOTAL RETURN(2)                            37.05%     (8.00)%    (20.17)%      (1.27)%     65.12%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.57%      1.53%       1.45%        1.36%       1.55%
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.27%      0.35%       0.10%       (0.64)%     (0.65)%
-------------------------------------------
Portfolio Turnover Rate                        215%       224%        180%         113%        110%
-------------------------------------------
Net Assets, End of Period (in thousands)    $1,028,934  $841,706   $1,021,063   $1,568,872  $1,408,624
------------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
40

INTERNATIONAL OPPORTUNITIES FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                                 2003      2002     2001(1)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $4.73     $4.87     $5.00
--------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
   Net Investment Income (Loss)(2)                              (0.01)     0.02     (0.02)
-------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                       2.91     (0.16)    (0.11)
--------------------------------------------------------------------------------------------
   Total From Investment Operations                              2.90     (0.14)    (0.13)
--------------------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
   From Net Investment Income                                   (0.01)      --        --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $7.62     $4.73     $4.87
============================================================================================
   TOTAL RETURN(3)                                              61.54%    (2.87)%   (2.60)%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Ratio of Operating Expenses to Average Net Assets       2.00%     2.01%   2.00%(4)
-------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets     (0.16)%    0.30%  (0.75)%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                          219%      257%      147%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                       $72,008   $21,977    $6,569
--------------------------------------------------------------------------------------------

(1) JUNE 1, 2001 (INCEPTION) THROUGH NOVEMBER 30, 2001.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

------
41

EMERGING MARKETS FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-----------------------------------------------------------------------------------------------
                                              2003      2002        2001       2000      1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $3.61     $4.06       $4.68      $5.62     $3.49
-----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)            --(2)     (0.02)      (0.02)     (0.06)    (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.67     (0.43)      (0.43)     (0.88)     2.14
-----------------------------------------------------------------------------------------------
  Total From Investment Operations            1.67     (0.45)      (0.45)     (0.94)     2.13
-----------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                      --        --        (0.17)       --        --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $5.28     $3.61       $4.06      $4.68     $5.62
===============================================================================================
  TOTAL RETURN(3)                            46.26%   (10.86)%    (10.28)%   (16.73)%   61.03%

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         2.01%     2.05%       2.00%      2.00%     2.00%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         0.03%    (0.37)%     (0.27)%    (0.88)%   (0.33)%
------------------------------------------
Portfolio Turnover Rate                       286%      387%        326%       196%      168%
------------------------------------------
Net Assets, End of Period (in thousands)    $103,737  $81,756     $80,422    $77,279    $82,359
-----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

-----
42

LIFE SCIENCES FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                        2003       2002       2001      2000(1)
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $3.54      $4.87      $5.28      $5.00
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(2)                               (0.03)     (0.04)     (0.03)     (0.02)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               0.85      (1.29)     (0.25)      0.30
------------------------------------------------------------------------------------------------
  Total From Investment Operations                      0.82      (1.33)     (0.28)      0.28
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Realized Gains                                --         --       (0.13)       --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $4.36      $3.54      $4.87      $5.28
================================================================================================
  TOTAL RETURN(3)                                      23.16%    (27.31)%    (5.35)%     5.60%

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.50%      1.50%      1.50%    1.50%(4)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (0.89)%    (0.88)%    (0.61)%  (0.95)%(4)
----------------------------------------------------
Portfolio Turnover Rate                                 138%       272%       206%        64%
----------------------------------------------------
Net Assets, End of Period (in thousands)              $160,187   $146,324   $227,341   $233,785
------------------------------------------------------------------------------------------------

(1) JUNE 30, 2000 (INCEPTION) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

------
43

TECHNOLOGY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                       2003(1)    2002(1)    2001(1)  2000(1)(2)
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $14.40     $20.90     $31.90     $50.00
-------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Loss(3)                              (0.19)     (0.20)     (0.20)     (0.20)
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              5.37      (6.30)    (10.80)    (17.90)
-------------------------------------------------------------------------------------------------
   Total From Investment Operations                     5.18      (6.50)    (11.00)    (18.10)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $19.58     $14.40     $20.90     $31.90
=================================================================================================
   TOTAL RETURN(4)                                     35.97%    (31.10)%   (34.48)%   (36.20)%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.50%      1.50%      1.50%    1.50%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (1.25)%    (1.20)%    (0.79)%  (0.83)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                 218%       251%       356%       125%
----------------------------------------------------
Net Assets, End of Period (in thousands)              $202,884   $127,767   $173,877   $195,776
-------------------------------------------------------------------------------------------------

(1) PER-SHARE DATA HAS BEEN RESTATED, AS APPLICABLE, TO REFLECT A 1-FOR-10
    REVERSE SHARE SPLIT THAT OCCURRED ON THE CLOSE OF BUSINESS ON MAY 16, 2003.

(2) JUNE 30, 2000 (INCEPTION) THROUGH NOVEMBER 30, 2000.

(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

------
44

GLOBAL GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                2003      2002      2001      2000(1)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.41     $6.19     $8.74      $9.73
--------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income (Loss)(2)              0.01      0.02      0.01      (0.01)
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      1.10     (0.80)    (1.90)     (0.98)
--------------------------------------------------------------------------------------
   Total From Investment Operations             1.11     (0.78)    (1.89)     (0.99)
--------------------------------------------------------------------------------------
Distributions
--------------------------------------------
   From Net Realized Gains                       --        --      (0.66)       --
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.52     $5.41     $6.19      $8.74
======================================================================================
   TOTAL RETURN(3)                             20.52%   (12.60)%  (23.53)%   (10.17)%

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.11%     1.12%     1.10%    1.10%(4)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.20%     0.33%     0.14%   (0.43)%(4)
--------------------------------------------
Portfolio Turnover Rate                         152%      278%      232%      123%(5)
--------------------------------------------
Net Assets, End of Period (in thousands)       $7,901    $3,288    $3,907     $5,090
--------------------------------------------------------------------------------------

(1) AUGUST 1, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE YEAR ENDED
    NOVEMBER 30, 2000.

------
45

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------------
                                                                       2003(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $4.80
-------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
  Net Investment Income(2)                                              0.01
--------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      2.82
-------------------------------------------------------------------------------
  Total From Investment Operations                                      2.83
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.63
===============================================================================
  TOTAL RETURN(3)                                                      58.96%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.80%(4)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.25%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                219%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $8,523
-------------------------------------------------------------------------------

(1) JANUARY 9, 2003 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE YEAR ENDED
    NOVEMBER 30, 2003.

------
46

INTERNATIONAL DISCOVERY FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-----------------------------------------------------------------------------------------------
                                               2003      2002      2001       2000       1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.39    $10.18    $14.26     $15.24      $9.25
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(1)              0.05      0.06      0.04      (0.08)     (0.04)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)      3.43     (0.85)    (2.55)      0.01       6.06
-----------------------------------------------------------------------------------------------
  Total From Investment Operations             3.48     (0.79)    (2.51)     (0.07)      6.02
-----------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                  (0.03)      --        --         --         --
-------------------------------------------
  From Net Realized Gains                       --        --      (1.57)     (0.91)     (0.03)
-----------------------------------------------------------------------------------------------
  Total Distributions                         (0.03)      --      (1.57)     (0.91)     (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.84    $9.39    $10.18     $14.26     $15.24
===============================================================================================
  TOTAL RETURN(2)                             37.25%    (7.76)%  (19.97)%    (1.13)%    65.37%

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.37%     1.33%     1.25%      1.16%      1.35%
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.47%     0.55%     0.30%     (0.44)%    (0.45)%
-------------------------------------------
Portfolio Turnover Rate                        215%      224%      180%       113%       110%
-------------------------------------------
Net Assets, End of Period (in thousands)     $147,531  $137,358  $192,155   $250,930   $182,222
-----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
47

EMERGING MARKETS FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                           2003      2002      2001      2000       1999(1)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $3.64     $4.08     $4.70     $5.63       $3.39
--------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Income (Loss)(2)         0.01     --(3)     (0.01)    (0.05)       --(3)
---------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  1.68     (0.44)    (0.44)    (0.88)       2.24
--------------------------------------------------------------------------------------------
   Total From Investment Operations        1.69     (0.44)    (0.45)    (0.93)       2.24
--------------------------------------------------------------------------------------------
Distributions
---------------------------------------
   From Net Realized Gains                  --        --      (0.17)      --          --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $5.33     $3.64     $4.08     $4.70       $5.63
============================================================================================
   TOTAL RETURN(4)                        46.43%   (10.78)%  (10.01)%  (16.52)%     66.08%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.81%     1.85%     1.80%     1.80%     1.80%(5)
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      0.23%    (0.17)%   (0.07)%   (0.68)%   (0.05)%(5)
---------------------------------------
Portfolio Turnover Rate                    286%      387%      326%      196%       168%(6)
---------------------------------------
Net Assets, End of Period
(in thousands)                            $63,242   $18,969   $18,602   $21,330     $16,507
--------------------------------------------------------------------------------------------

(1) JANUARY 28, 1999 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 1999.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 1999.

------
48

LIFE SCIENCES FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                       2003       2002      2001     2000(1)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $3.56      $4.89     $5.28      $5.26
----------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(2)                             (0.03)     (0.03)    (0.02)     (0.02)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.87      (1.30)    (0.24)      0.04
----------------------------------------------------------------------------------------------
  Total From Investment Operations                    0.84      (1.33)    (0.26)      0.02
----------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------
  From Net Realized Gains                              --         --      (0.13)       --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $4.40      $3.56     $4.89      $5.28
==============================================================================================
  TOTAL RETURN(3)                                    23.60%    (27.20)%   (4.97)%     0.38%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     1.30%      1.30%     1.30%     1.30%(4)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets   (0.69)%    (0.68)%   (0.41)%  (0.80)%(4)
---------------------------------------------------
Portfolio Turnover Rate                                138%       272%     206%      64%(5)
---------------------------------------------------
Net Assets, End of Period (in thousands)              $4,019     $3,365   $4,348     $3,363
----------------------------------------------------------------------------------------------

(1) JULY 17, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE PERIOD JUNE 30, 2000 (INCEPTION OF FUND) THROUGH NOVEMBER
    30, 2000.

------
49

TECHNOLOGY FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                   2003(1)    2002(1)    2001(1)  2000(1)(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $14.50     $21.00     $31.90     $55.40
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------
   Net Investment Loss(3)                          (0.16)     (0.20)     (0.20)     (0.10)
------------------------------------------------
   Net Realized and Unrealized Gain (Loss)          5.40      (6.30)    (10.70)    (23.40)
--------------------------------------------------------------------------------------------
   Total From Investment Operations                 5.24      (6.50)    (10.90)    (23.50)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $19.74     $14.50     $21.00     $31.90
============================================================================================
   TOTAL RETURN(4)                                 36.14%    (30.95)%   (34.17)%   (42.42)%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               1.30%      1.30%      1.30%    1.30%(5)
------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                              (1.05)%    (1.00)%    (0.59)%  (0.70)%(5)
------------------------------------------------
Portfolio Turnover Rate                             218%       251%       356%      125%(6)
------------------------------------------------
Net Assets, End of Period (in thousands)          $10,191     $8,444     $9,198     $7,995
--------------------------------------------------------------------------------------------

(1) PER-SHARE DATA HAS BEEN RESTATED, AS APPLICABLE, TO REFLECT A 1-FOR-10
    REVERSE SHARE SPLIT THAT OCCURRED ON THE CLOSE OF BUSINESS ON MAY 16, 2003.

(2) JULY 14, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE PERIOD JUNE 30, 2000 (INCEPTION OF FUND) THROUGH NOVEMBER
    30, 2000.

------
50

NOTES

------
51

NOTES

------
52

NOTES

------
53

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about a fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON          SEC Public Reference Room, Washington, D.C.
                   Call 202-942-8090 for location and hours.

ON THE INTERNET    * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

BY MAIL            SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                       FUND CODE     TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
Global Growth Fund
     Investor Class                  102           TWGGX       Gl Grwth
--------------------------------------------------------------------------------
     Institutional Class             402           AGGIX       Gl Grwth
--------------------------------------------------------------------------------
International Opportunities Fund
     Investor Class                  040           AIOIX       N/A
--------------------------------------------------------------------------------
     Institutional Class             340           ACIOX       N/A
--------------------------------------------------------------------------------
International Discovery Fund
     Investor Class                  042           TWEGX       IntDisc
--------------------------------------------------------------------------------
     Institutional Class             342           TIDIX       IntDisc
--------------------------------------------------------------------------------
Emerging Markets Fund
     Investor Class                  043           TWMIX       EmgMkt
--------------------------------------------------------------------------------
     Institutional Class             343           AMKIX       EmgMkt
--------------------------------------------------------------------------------
Life Sciences Fund
     Investor Class                  104           ALSIX       LifeSci
--------------------------------------------------------------------------------
     Institutional Class             404           AILSX       LifeSci
--------------------------------------------------------------------------------
Technology Fund
     Investor Class                  096           ATCIX       Tech
--------------------------------------------------------------------------------
     Institutional Class             396           ATYIX       Tech
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

INVESTOR CLASS                           INSTITUTIONAL CLASS
P.O. Box 419200                          P.O. Box 419385
Kansas City, Missouri 64141-6200         Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575           1-800-345-3533 or 816-531-5575

0404
SH-PRS-37117

Your
American Century Investments
prospectus

ADVISOR CLASS

Global Growth Fund
International Discovery Fund
Emerging Markets Fund
Life Sciences Fund
Technology Fund

C CLASS

Global Growth Fund
Emerging Markets Fund
Life Sciences Fund
Technology Fund

APRIL 1, 2004

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

AN OVERVIEW OF THE FUNDS...............................................    2

     Global Growth Fund, International Discovery Fund, and

     Global Growth Fund, International Discovery Fund, and

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy  of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

FUND                  PRIMARY INVESTMENTS              PRINCIPAL RISKS
--------------------------------------------------------------------------------
Global Growth         Equity securities of issuers in  Invests a significant
                      the United States and other      portion of its assets in
                      developed countries              foreign securities
--------------------------------------------------------------------------------

International         Equity securities of issuers     Invests primarily in
Discovery(1)          in developed foreign countries   small- to medium-sized
                      or emerging markets that         foreign issuers
                      are small- to medium-sized
                      companies at the time
                      of purchase
--------------------------------------------------------------------------------
Emerging Markets      Equity securities of issuers     Invests in emerging
                      in emerging markets              markets
--------------------------------------------------------------------------------

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 12.

------
2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

LIFE SCIENCES - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and
telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments.
   As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 15.

------
4

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth potential from your investment

*  seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)

*  seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)

*  comfortable with the risks associated with investing in U.S. and foreign securities

*  comfortable with the risks associated with investing in life sciences-related
   (Life Sciences) or technology and telecommunications-related (Technology)
   companies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with the risks associated with these funds
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
5

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' C Class shares will differ from those shown in the charts, depending on the expenses of that class.

GLOBAL GROWTH FUND -- ADVISOR CLASS

[data from bar chart]

2003               34.13%
2002              -20.48%
2001              -25.97%
2000               -5.90%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Global Growth                  16.35% (2Q 2003)         -18.03% (3Q 2002)
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY FUND -- ADVISOR CLASS

[data from bar chart]

2003               51.02%
2002              -12.99%
2001              -22.03%
2000              -14.36%
1999               88.04%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                  LOWEST
--------------------------------------------------------------------------------
International Discovery        50.78% (4Q 1999)         -19.17% (3Q 2001)
--------------------------------------------------------------------------------

------
6

EMERGING MARKETS FUND -- ADVISOR CLASS

[data from bar chart]

2003               65.03%
2002              -18.97%
2001               -8.96%
2000              -30.33%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Emerging Markets               22.02% (2Q 2003)          -22.25% (3Q 2001)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND -- ADVISOR CLASS

[data from bar chart]

2003               28.65%
2002              -28.48%
2001               -7.95%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Life Sciences                  14.35% (2Q 2001)          -14.55% (1Q 2001)
--------------------------------------------------------------------------------

TECHNOLOGY FUND -- ADVISOR CLASS

[data from bar chart]

2003               50.00%
2002              -41.12%
2001              -35.74%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Technology                     25.87% (2Q 2003)          -33.63% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes. Returns for the C Class of Technology are not included because the class does not yet have a full calendar year of performance.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
7

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003                 1 YEAR   5 YEARS   LIFE OF FUND(1)
------------------------------------------------------------------------------------------------
Global Growth

Return Before Taxes                                           34.13%   N/A        6.21%

Return After Taxes on Distributions                           34.13%   N/A        5.49%

Return After Taxes on Distributions and Sale of Fund Shares   22.19%   N/A        5.04%

MSCI World Free Index                                         33.11%   N/A       -1.23%(2)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------
International Discovery

Return Before Taxes                                           51.02%   0.53%      8.22%

Return After Taxes on Distributions                           51.02%   9.77%      7.55%

Return After Taxes on Distributions and Sale of Fund Shares   33.16%   8.95%      6.95%

Citigroup EMI Growth World ex-US Index(3)()                   50.15%   2.06%      1.09%(4)
  (reflects no deduction for fees, expenses or taxes)

MSCI EAFE Index()(3)                                          38.59%   0.05%      0.85%(4)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------
Emerging Markets

Return Before Taxes                                           65.03%   N/A        6.40%

Return After Taxes on Distributions                           65.03%   N/A        6.24%

Return After Taxes on Distributions and Sale of Fund Shares   42.27%   N/A        5.47%

MSCI Emerging Markets Free Index                              56.28%   N/A        5.97%(5)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------
Life Sciences

Return Before Taxes                                           28.65%   N/A       -5.39%

Return After Taxes on Distributions                           28.65%   N/A       -5.70%

Return After Taxes on Distributions and Sale of Fund Shares   18.62%   N/A       -4.72%

S&P 500 Index                                                 28.68%   N/A       -5.97%
  (reflects no deduction for fees, expenses or taxes)

S&P SuperComposite 1500 Health Care Index                     17.64%   N/A       -3.32%(6)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: GLOBAL GROWTH, FEBRUARY 5,
     1999; INTERNATIONAL DISCOVERY, APRIL 28, 1998; EMERGING MARKETS, MAY 12,
     1999; AND LIFE SCIENCES, NOVEMBER 14, 2000.

(2)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  THE FUND'S BENCHMARK WAS CHANGED FROM MSCI EAFE INDEX TO CITIGROUP EMI
     GROWTH WORLD EX-US INDEX BEGINNING
     MAY 22, 2003. THE FUND'S ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE
     FUND'S PORTFOLIO COMPOSITION.

(4)  SINCE APRIL 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  SINCE APRIL 30, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(6)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

------
8

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEARS   LIFE OF FUND(1)
-------------------------------------------------------------------------------------------
Technology

Return Before Taxes                                     50.00%    N/A       -24.24%

Return After Taxes on Distributions                     50.00%    N/A       -24.26%

Return After Taxes on Distributions
  and Sale of Fund Shares                               32.50%    N/A       -19.33%

S&P 500 Index                                           28.68%    N/A        -5.97%
  (reflects no deduction for fees, expenses or taxes)

S&P SuperComposite1500 Technology Index                 47.87%    N/A       -21.42%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS OF TECHNOLOGY IS JUNE 30, 2000.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003         1 YEAR    LIFE OF FUND(1)
------------------------------------------------------------------------------
Global Growth

Return Before Taxes                                    33.47%       4.53%

MSCI World Free Index                                  33.11%       5.83%(2)
 (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------
Emerging Markets

Return Before Taxes                                    64.45%      15.55%

MSCI Emerging Markets Free Index                       56.28%      21.20%(3)
 (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------
Life Sciences

Return Before Taxes                                    27.67%      -4.43%

S&P 500 Index                                          28.68%      -5.97%
 (reflects no deduction for fees, expenses or taxes)

S&P SuperComposite 1500 Health Care Index              17.64%      -3.50%(4)
 (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE: GLOBAL GROWTH, MARCH 1, 2002;
     EMERGING MARKETS, DECEMBER 18, 2001; AND LIFE SCIENCES, NOVEMBER 29, 2001.

(2)  SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE DECEMBER 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
9

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------
Advisor Class
   Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)     2.0%(1)
-------------------------------------------------------------------------------------
C Class (All funds)
   Maximum Deferred Sales Charge (load) (as a percentage of net asset value)  1.00%(2)
-------------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INTERNATIONAL DISCOVERY AND EMERGING MARKETS ADVISOR CLASS
     SHARES HELD FOR LESS THAN 180 DAYS, AND GLOBAL GROWTH ADVISOR CLASS SHARES
     PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS.  THE
     FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR
     CAPITAL GAINS.

(2)   THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT   DISTRIBUTION AND           OTHER         TOTAL ANNUAL FUND
                          FEE(1)       SERVICE (12B-1) FEES(2)    EXPENSES(3)   OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
Global Growth
    Advisor Class         1.05%        0.50%(4)                   0.01%         1.56%
--------------------------------------------------------------------------------------------------
    C Class               1.30%        1.00%                      0.01%         2.31%
--------------------------------------------------------------------------------------------------
International Discovery
    Advisor Class         1.32%        0.50%(4)                   0.00%(5)      1.82%
--------------------------------------------------------------------------------------------------
Emerging Markets
    Advisor Class         1.75%        0.50%(4)                   0.01%         2.26%
--------------------------------------------------------------------------------------------------
    C Class               2.00%        1.00%                      0.01%         3.01%
--------------------------------------------------------------------------------------------------
Life Sciences
    Advisor Class         1.25%        0.50%(4)                   0.00%(5)      1.75%
--------------------------------------------------------------------------------------------------
    C Class               1.50%        1.00%                      0.00%(5)      2.50%
--------------------------------------------------------------------------------------------------
Technology
    Advisor Class         1.25%        0.50%(4)                   0.00%(5)      1.75%
--------------------------------------------------------------------------------------------------
    C Class               1.50%        1.00%                      0.00%(5)      2.50%
--------------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
     RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE
     FUNDS' MANAGEMENT FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
     PAGE 34.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(4)  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
     PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
     ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
     UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES TO REFLECT THIS
     ARRANGEMENT, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES IS THE SAME
     FOR ALL CLASSES.

(5)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
10

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR     3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Global Growth
    Advisor Class           $158         $490            $845        $1,843
--------------------------------------------------------------------------------
    C Class                 $232         $715          $1,224        $2,617
--------------------------------------------------------------------------------
International Discovery
    Advisor Class           $184         $569            $978        $2,119
--------------------------------------------------------------------------------
Emerging Markets
    Advisor Class           $227         $700          $1,199        $2,568
--------------------------------------------------------------------------------
    C Class                 $301         $920          $1,563        $3,282
--------------------------------------------------------------------------------
Life Sciences
    Advisor Class           $177         $548            $943        $2,045
--------------------------------------------------------------------------------
    C Class                 $251         $771          $1,317        $2,803
--------------------------------------------------------------------------------
Technology
    Advisor Class           $177         $548            $943        $2,045
--------------------------------------------------------------------------------
    C Class                 $251         $771          $1,317        $2,803
--------------------------------------------------------------------------------

------
11

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
They also consider companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
12

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). These funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

------
13

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

------
14

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests at least 80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support healthcare facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers; dental centers and physical therapy centers); design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing, and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

Using a growth investment strategy, the fund managers look for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or ACCELERATING pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including:
entry into a new market, development of a new product, obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important

------
15

to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of the market generally.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, foreign currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------
16

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% of its assets in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.
Because the fund managers intend to invest the fund's assets primarily in U.S.
securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

------
17

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests at least 80% of its assets in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics, and defense and aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider an investment in a company to be in the technology and telecommunications-related sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

Using a growth investment strategy, the fund managers look for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or ACCELERATING pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers may invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including:
entry into a new market, development of a new product, obtaining a new patent or license. The fund managers also believe that it

------
18

is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of the market generally.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the

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19

fund were diversified. Although the fund managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, however, the overall risk of the fund could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

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20

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the Advisor Class and C Class of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. The C Class of Technology will pay the advisor a unified management fee of 1.50% of its pro rata share of the first $1 billion of the fund's average net assets and 1.30% of its pro rata share over $1 billion of the fund's average net assets.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2003           ADVISOR CLASS     C CLASS
--------------------------------------------------------------------------------
Global Growth                                          1.05%             1.30%
--------------------------------------------------------------------------------
International Discovery                                1.32%             N/A(1)
--------------------------------------------------------------------------------
Emerging Markets                                       1.75%             2.00%
--------------------------------------------------------------------------------
Life Sciences                                          1.25%             1.50%
--------------------------------------------------------------------------------
Technology                                             1.25%             N/A(2)
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

(2)  THE CLASS HAD NOT COMMENCED OPERATION AS OF NOVEMBER 30, 2003.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

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21

The portfolio managers on the investment teams are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002. He joined American Century in January 2000 as an analyst. Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor's degree in finance and investments from Babson College and an
MBA in finance from Boston University. He is a CFA charterholder.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American
Century in June 1994 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate
School of Business.

TREVOR GURWICH

Mr. Gurwich, Portfolio Manager, has been a member of the team that manages
Global Growth since January 2004. He joined American Century in July 1998. He has a bachelor's degree in international relations from the University of
Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. He has a bachelor of arts from Yale
University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He
is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Discovery. Since October 1998, he served as
Senior Analyst and Managing Director of the American Century Singapore office.
He has a bachelor of science and master of science in civil engineering and an
MBA from Virginia Tech.

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22

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. Before joining American Century in 1997, he served as Senior Portfolio Manager for
Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. She has a bachelor's in business administration from the
University of Central Florida and an MBA in finance from the University of North
Carolina. She is a CFA charterholder.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages Technology since March 2002. He joined American Century in July
1996 as an Investment Analyst. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

JEFFREY SCHULLER

Mr. Schuller, Portfolio Manager, has been a member of the team that manages
Technology since January 2002 and was promoted to Portfolio Manager in February
2003. He joined American Century in October 2000 as an analyst. Prior to joining
American Century, he was an investment analyst at Founders Asset Management from
September 1996 to October 2000. He has a bachelor's degree in economics from
Princeton University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
For International Discovery, the minimum initial investment amount is $10,000 for all accounts. To establish a traditional or Roth IRA in International
Discovery, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum. Purchase orders for C Class shares are limited to amounts less than
$1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

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24

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you held your shares.

Shares redeemed within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Global Growth (Advisor Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

Therefore, if you redeem Advisor Class shares within the redemption periods specified above, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 25.)
However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems designed to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as

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26

described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Shares redeemed in this manner within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Global Growth (Advisor Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

You also may incur tax liability as a result of this redemption. In addition, C
Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

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CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

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29

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
30

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS    ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income     Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                  15%
--------------------------------------------------------------------------------

------
31

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
32

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  GLOBAL GROWTH - Investor Class, Institutional Class, Advisor Class and C
   Class

*  INTERNATIONAL DISCOVERY - Investor Class, Institutional Class and Advisor
   Class

*  EMERGING MARKETS - Investor Class, Institutional Class, Advisor Class and C
   Class

*  LIFE SCIENCES - Investor Class, Institutional Class, Advisor Class and C
   Class

*  TECHNOLOGY - Investor Class, Institutional Class, Advisor Class and C Class

The shares offered by this Prospectus are Advisor Class and C Class shares.
Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. International Discovery offers only the
Advisor Class.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
33

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have a 12b-1 Plan.
Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. Under the C Class Plan, each fund's C Class pays the distributor an annual fee of 1.00% of C Class average net assets, 0.25% for certain ongoing individual shareholder and administrative services and 0.75% for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND
SHAREHOLDER SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
34

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Reports, which are available upon request.

------
35

GLOBAL GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                     2003     2002      2001      2000      1999(1)
-------------------------------------------------------------------------------------------------------
Per-Share Data
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $5.36    $6.16     $8.72     $8.31       $5.58
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(2)                            (0.02)   (0.01)     --(3)    (0.06)     (0.03)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)            1.09    (0.79)    (1.93)     0.82       2.76
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                   1.07    (0.80)    (1.93)     0.76       2.73
-------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Realized Gains                              --       --     (0.63)    (0.35)        --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $6.43    $5.36     $6.16     $8.72       $8.31
=======================================================================================================
  Total Return(4)                                   19.96%  (12.99)%  (23.97)%    8.79%     48.92%

-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets    1.56%    1.57%     1.55%     1.55%    1.55%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets  (0.25)%  (0.12)%   (0.31)%   (0.73)%  (0.40)%(5)
----------------------------------------------------
Portfolio Turnover Rate                              152%     278%      232%      123%      133%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)            $1,044    $537      $623      $301       $112
-------------------------------------------------------------------------------------------------------

(1)  FEBRUARY 5, 1999 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 1999.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 1999.

------
36

INTERNATIONAL DISCOVERY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-----------------------------------------------------------------------------------------------
                                               2003     2002      2001       2000      1999
-----------------------------------------------------------------------------------------------
Per-Share Data
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.23    $10.05    $14.17     $15.14     $9.22
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(1)              0.01     0.01      --(2)     (0.12)    (0.07)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)      3.39    (0.83)    (2.55)     (0.01)     6.02
-----------------------------------------------------------------------------------------------
  Total From Investment Operations             3.40    (0.82)    (2.55)     (0.13)     5.95
-----------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                        --       --     (1.57)     (0.84)    (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.63   $9.23     $10.05     $14.17    $15.14
===============================================================================================
  Total Return(3)                             36.84%   (8.16)%  (20.43)%    (1.53)%   64.82%

-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.82%    1.78%     1.70%      1.61%     1.80%
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.02%    0.10%    (0.15)%    (0.87)%   (0.90)
-------------------------------------------
Portfolio Turnover Rate                        215%     224%      180%       113%      110%
-------------------------------------------
Net Assets, End of Period (in thousands)       $161     $153      $244       $509       $57
-----------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
37

EMERGING MARKETS FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                              2003      2002       2001       2000     1999(1)
-------------------------------------------------------------------------------------------------
Per-Share Data
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $3.58     $4.03      $4.66      $5.61      $4.44
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)             --(3)    (0.01)     (0.04)     (0.08)     --(3)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.64     (0.44)     (0.42)     (0.87)     1.17
-------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.64     (0.45)     (0.46)     (0.95)     1.17
-------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                       --        --      (0.17)        --        --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $5.22     $3.58      $4.03      $4.66      $5.61
=================================================================================================
  Total Return(4)                            45.81%   (11.17)%   (10.32)%   (16.93)%   26.35%

-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         2.26%     2.30%      2.25%      2.25%   2.25%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (0.22)%   (0.62)%    (0.52)%    (1.13)%  0.02%(5)
--------------------------------------------
Portfolio Turnover Rate                       286%      387%       326%       196%     168%(6)
--------------------------------------------
Net Assets, End of Period (in thousands)      $597     $1,254      $815       $212      $143
-------------------------------------------------------------------------------------------------

(1)  MAY 12, 1999 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 1999.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 1999.

------
38

LIFE SCIENCES FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                     2003       2002       2001      2000(1)
-----------------------------------------------------------------------------------------------
Per-Share Data
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $3.51      $4.86      $5.28       $5.48
-----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(2)                            (0.04)     (0.05)     (0.04)      --(3)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)            0.86      (1.30)     (0.25)     (0.20)
-----------------------------------------------------------------------------------------------
  Total From Investment Operations                   0.82      (1.35)     (0.29)     (0.20)
-----------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Realized Gains                              --         --      (0.13)        --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $4.33      $3.51      $4.86       $5.28
===============================================================================================
  Total Return(4)                                   23.36%    (27.78)%    (5.55)%    (3.65)%

-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets    1.75%      1.75%      1.75%    1.75%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets  (1.14)%    (1.13)%    (0.86)%  (0.99)%(5)
----------------------------------------------------
Portfolio Turnover Rate                              138%       272%       206%      64%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)             $46        $25        $13         $11
-----------------------------------------------------------------------------------------------

(1)  NOVEMBER 14, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE PERIOD JUNE 30, 2000 (INCEPTION OF FUND) THROUGH
     NOVEMBER 30, 2000.

------
39

TECHNOLOGY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                     2003(1)    2002(1)     2001(1)  2000(1)(2)
--------------------------------------------------------------------------------------------------
Per-Share Data
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $14.30     $20.80      $31.90     $50.00
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Loss(3)                             (0.20)     (0.20)      (0.20)     (0.20)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)             5.27      (6.30)      (10.90)    (17.90)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations                    5.07      (6.50)      (11.10)    (18.10)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $19.37     $14.30      $20.80     $31.90
==================================================================================================
  Total Return(4)                                    35.45%    (31.25)%    (34.80)%   (36.20)%

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     1.75%      1.75%       1.75%    1.75%(5)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets   (1.50)%    (1.45)%     (1.04)%  (1.08)%(5)
-----------------------------------------------------
Portfolio Turnover Rate                               218%       251%        356%       125%
-----------------------------------------------------
Net Assets, End of Period (in thousands)              $18        $54          $1         $43
--------------------------------------------------------------------------------------------------

(1)  PER-SHARE DATA HAS BEEN RESTATED, AS APPLICABLE, TO REFLECT A 1-FOR-10
     REVERSE SHARE SPLIT THAT OCCURRED ON THE CLOSE OF BUSINESS ON MAY 16, 2003

(2)  JUNE 30, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(5)  ANNUALIZED.

------
40

GLOBAL GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------
                                                             2003       2002(1)
----------------------------------------------------------------------------------
Per-Share Data
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $5.35     $6.14
----------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Loss(2)                                      (0.05)    (0.03)
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      1.07     (0.76)
----------------------------------------------------------------------------------
  Total From Investment Operations                             1.02     (0.79)
----------------------------------------------------------------------------------
Net Asset Value, End of Period                                $6.37     $5.35
==================================================================================
  Total Return(3)                                             19.07%   (12.87)%

----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              2.31%   2.32%(4)
-------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets            (1.00)%  (0.60)%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                        152%    278%(5)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                       $56       $25
----------------------------------------------------------------------------------

(1)  MARCH 1, 2002 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2002.

------
41

EMERGING MARKETS FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                               2003         2002(1)
--------------------------------------------------------------------------------------
Per-Share Data
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $3.58         $4.24
--------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Loss(2)                                       (0.04)        (0.04)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                       1.65         (0.62)
--------------------------------------------------------------------------------------
  Total From Investment Operations                              1.61         (0.66)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $5.19          $3.58
======================================================================================
  Total Return(3)                                              44.97%       (15.57)%

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              3.01%        3.05%(4)
--------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets            (0.97)%     (1.10)%(4)
--------------------------------------------------------------
Portfolio Turnover Rate                                        286%         387%(5)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                       $291          $54
--------------------------------------------------------------------------------------

(1)  DECEMBER 18, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2002.

------
42

LIFE SCIENCES FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                      2003       2002       2001(1)
--------------------------------------------------------------------------------------
Per-Share Data
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $3.49      $4.87        $4.87
--------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Loss(2)                             (0.07)     (0.08)       --(3)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.86      (1.30)       --(3)
--------------------------------------------------------------------------------------
  Total From Investment Operations                    0.79      (1.38)       --(3)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $4.28      $3.49        $4.87
======================================================================================
  Total Return(4)                                    22.64%    (28.34)%      0.00%

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     2.50%      2.50%     2.50%(5)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets   (1.89)%    (1.88)%   (1.46)%(5)
-----------------------------------------------------
Portfolio Turnover Rate                               138%       272%       206%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)              $10         $6          $3
--------------------------------------------------------------------------------------

(1)  NOVEMBER 29, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------
43

NOTES

-----
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room, Washington, D.C.
                  Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                  FUND CODE     TICKER     NEWSPAPER LISTING
-------------------------------------------------------------------------------
Global Growth Fund
     Advisor Class              802           AGGRX      Gl Grwth
-------------------------------------------------------------------------------
     C Class                    602           AGLCX      Gl Grwth
-------------------------------------------------------------------------------
International Discovery Fund
     Advisor Class              742           ACIDX      IntDisc
-------------------------------------------------------------------------------
Emerging Markets Fund
     Advisor Class              743           AEMMX      EmgMkt
-------------------------------------------------------------------------------
     C Class                    443           ACECX      EmgMkt
-------------------------------------------------------------------------------
Life Sciences Fund
     Advisor Class              804           ALSVX      LifeSci
-------------------------------------------------------------------------------
     C Class                    604           ALFSX      LifeSci
-------------------------------------------------------------------------------
Technology Fund
     Advisor Class              796           ATADX      Tech
-------------------------------------------------------------------------------
     C Class                    496           N/A        Tech
-------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0404
SH-PRS-37118

American Century Investments
statement of
additional information

APRIL 1, 2004

American Century World Mutual Funds, Inc.

Global Growth Fund
International Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund
Life Sciences Fund
Technology Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED APRIL 1, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU  WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT
ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION  THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

1

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of
Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                      TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
Global Growth
   Investor Class               TWGGX                  12/01/1998
--------------------------------------------------------------------------------
   Institutional Class          AGGIX                  08/01/2000
--------------------------------------------------------------------------------
   C Class                      AGLCX                  03/01/2002
--------------------------------------------------------------------------------
   Advisor Class                AGGRX                  02/05/1999
--------------------------------------------------------------------------------
International Growth
   Investor Class               TWIEX                  05/09/1991
--------------------------------------------------------------------------------
   Institutional Class          TGRIX                  11/20/1997
--------------------------------------------------------------------------------
   A Class                      CAIGX                  01/31/2003
--------------------------------------------------------------------------------
   B Class                      CBIGX                  01/31/2003
--------------------------------------------------------------------------------
   C Class                      AIWCX                  06/04/2001
--------------------------------------------------------------------------------
   R Class                      AIGRX                  08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                TWGAX                  10/02/1996
--------------------------------------------------------------------------------
International Opportunities
   Investor Class               AIOIX                  06/01/2001
--------------------------------------------------------------------------------
   Institutional Class          ACIOX                  01/09/2003
--------------------------------------------------------------------------------
International Discovery
   Investor Class               TWEGX                  04/01/1994
--------------------------------------------------------------------------------
   Institutional Class          TIDIX                  01/02/1998
--------------------------------------------------------------------------------
   Advisor Class                ACIDX                  04/28/1998
--------------------------------------------------------------------------------
Emerging Markets
   Investor Class               TWMIX                  09/30/1997
--------------------------------------------------------------------------------
   Institutional Class          AMKIX                  01/28/1999
--------------------------------------------------------------------------------
   C Class                      ACECX                  12/18/2001
--------------------------------------------------------------------------------
   Advisor Class                AEMMX                  05/12/1999
--------------------------------------------------------------------------------
Life Sciences
   Investor Class               ALSIX                  06/30/2000
--------------------------------------------------------------------------------
   Institutional Class          AILSX                  07/17/2000
--------------------------------------------------------------------------------
   C Class                      ALFSX                  11/29/2001
--------------------------------------------------------------------------------
   Advisor Class                ALSVX                  11/14/2000
--------------------------------------------------------------------------------
Technology
   Investor Class               ATCIX                  06/30/2000
--------------------------------------------------------------------------------
   Institutional Class          ATYIX                  07/14/2000
--------------------------------------------------------------------------------
   C Class                      N/A                    N/A
--------------------------------------------------------------------------------
   Advisor Class                ATADX                  06/30/2000
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Global Growth, International Growth, International Opportunities, International
Discovery and Emerging Markets are diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are non-diversified.  Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth, Life Sciences and
Technology) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 8, SHORT-TERM SECURITIES, page
11 and FUTURES AND OPTIONS, page 12.

3

TABLE 1
--------------------------------------------------------------------------------

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                                                          INTERNATIONAL OPPORTUNITIES,
                                       GLOBAL GROWTH         INTERNATIONAL DISCOVERY      LIFE SCIENCES
                                            AND                        AND                     AND
                                   INTERNATIONAL GROWTH         EMERGING MARKETS            TECHNOLOGY
----------------------------------------------------------------------------------------------------------
Foreign Securities                           X                          X                        X
----------------------------------------------------------------------------------------------------------
Equity Equivalents                           X                          X                        X
----------------------------------------------------------------------------------------------------------
Debt Securities                             35%                        35%                      35%
                                                                (except Emerging
                                                                 Markets is 20%)
----------------------------------------------------------------------------------------------------------
Convertible Debt Securities                  X                          X                        X
----------------------------------------------------------------------------------------------------------
Short Sales                                  X                          X                        X
----------------------------------------------------------------------------------------------------------
Portfolio Lending                         33-1/3%                    33-1/3%                  33-1/3%
----------------------------------------------------------------------------------------------------------
Derivative Securities                        X                          X                        X
----------------------------------------------------------------------------------------------------------
Investments in Issuers with Limited         5%              10% (except International           15%
Operating Histories                                           Opportunities is 20%)
----------------------------------------------------------------------------------------------------------
Repurchase Agreements                        X                          X                        X
----------------------------------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements                        X                          X                        X
----------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities          15%                        15%                      15%
----------------------------------------------------------------------------------------------------------
Short-Term Securities                        X                          X                        X
----------------------------------------------------------------------------------------------------------
Other Investment Companies                  10%                        10%                      10%
----------------------------------------------------------------------------------------------------------
Futures & Options                            X                          X                        X
----------------------------------------------------------------------------------------------------------
Foreign Currency Transactions and
Forward Exchange Contracts                   X                          X                        X
----------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment strategies regarding foreign securities is contained in the funds' Prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls

4

against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

5

EMERGING MARKETS RISK. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries.
These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities.
Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund (except Emerging Markets, which is 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations except convertible debt securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's
Investors Service, Inc.

6

or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page 60.

International Discovery, International Opportunities and Emerging Markets have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% (20% for Emerging Markets) of each fund's assets will be invested in below-investment-grade fixed income securities. See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 60. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

7

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary
Receipts, also known as "SPIDERS," track the price performance and dividend yield of an S&P Index by providing a stake in the stocks that make up that index.

In addition, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

8

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price
on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon.
If the seller seeks relief under

9

the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily

10

available trading markets and the review of any contractual restrictions.
Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule
144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,
*  5% of the fund's total assets with respect to any one investment company and
*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

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Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
Index, the Citigroup EMI Growth World ex-US Index, the MSCI Emerging Markets
Free Index, the S&P SuperComposite 1500 Technology Index and the S&P
SuperComposite Health Care Index. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called

12

variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made;
additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the

13

underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) SETTLEMENT HEDGES OR TRANSACTION HEDGES. When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a
    "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

(2) POSITION HEDGES. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
    dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in
    Euro, it could enter into a forward contract to sell Euro in return for U.S.
    dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

14

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3) SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

15

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Senior         A fund may not issue senior securities, except as permitted
Securities     under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing      A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending        A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate    A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration  A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) except that the funds may concentrate their investments in securities of issuers as follows: engaged in the technology or telecommunications industries and related industry groups (Technology only); or engaged in the medical and health care industry and related industry groups (Life
               Sciences only).
--------------------------------------------------------------------------------
Underwriting   A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
               1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities    A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
               instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
               contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control        A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

16

For purposes of the investment restriction relating to concentration, a fund
(except Life Sciences and Technology) shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Leveraging     A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity      A fund may not purchase any security or enter into a
               repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
               securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
               contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales    A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin         A fund may not purchase securities on margin, except to the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin
               payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures        A fund may enter into futures contracts and write and buy
and Options    put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
               invested.
--------------------------------------------------------------------------------

Issuers with   A fund may invest a portion of its assets in the securities of
Limited        issuers with limited operating histories. An issuer is
Operating      considered to have a limited operating history if that issuer
Histories      has a record of less than three years of continuous operation.
               Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
               whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

17

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' Prospectuses.

The fund managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the fund managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Global Growth, the lower portfolio turnover rate for 2003 can be attributed to improving conditions in the overall global equity markets, lower levels of volatility in security prices, and generally strong earnings growth - all of which contributed to the managers' ability to buy and hold securities with long-term appeal.

For Emerging Markets, the lower portfolio turnover rate for 2003 can be attributed to the managers' ability to buy and hold securities for a longer term for lower portfolio inflows from shareholder purchases and lower portfolio outflows from shareholder redemptions during the period.

For Life Sciences, the lower portfolio turnover rate for 2003 can be attributed to changing market conditions that resulted in fewer shareholder redemptions and a less volatile life sciences sector.

For Technology, the lower portfolio turnover rate for 2002 can be attributed to a decrease in security selection opportunities that satisfied the fund's investment criteria.

18

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75; the remaining independent directors may waive this requirement on a case-by-case basis. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned subsidiaries, including the funds'
investment adviser, American Century Investment Management, Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS and ACSC. The directors serve in this capacity for five (5)
registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                           POSITION(S)   LENGTH                                  COMPLEX     OTHER
                           HELD          OF TIME                                 OVERSEEN    DIRECTORSHIPS
                           WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
NAME, ADDRESS (AGE)        FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR    DIRECTOR
--------------------------------------------------------------------------------------------------------------
Interested Directors
--------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     45       Chairman, Director and         41          None
4500 Main Street           Chairman               controlling shareholder, ACC
Kansas City, MO 64111      of the                 Chairman , ACSC, ACIS and
(80)                       Board                  other ACC subsidiaries
                                                  Director, ACIM, ACSC and
                                                  other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     13       Co-Chairman, ACC               41          None
4500 Main Street           Chairman               (September 2000 to present)
Kansas City, MO 64111      of the                 Chief Executive Officer, ACC
(45)                       Board                  (June 1996 to September 2000)
                                                  Director, ACC, ACIM, ACSC
                                                  and other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------
Independent Directors
--------------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      23       Strategic Account              41          None
4500 Main Street                                  Implementation Manager,
Kansas City, MO 64111                             APPLIED INDUSTRIAL
(63)                                              TECHNOLOGIES, INC.,
                                                  a corporation engaged in
                                                  the sale of bearings and
                                                  power transmission products
--------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D.    Director      2        Retired, formerly a            41          None
4500 Main Street           Emeritus(2)            general surgeon
Kansas City, MO 64111
(71)
--------------------------------------------------------------------------------------------------------------

(1) JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

(2) DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR, EFFECTIVE
    NOVEMBER 5, 2001, AFTER SERVING IN SUCH CAPACITY FOR 33 YEARS. DR. DOERING
    CONTINUES TO SERVE THE BOARD IN AN ADVISORY CAPACITY. HIS POSITION AS
    DIRECTOR EMERITUS IS AN ADVISORY POSITION AND INVOLVES ATTENDANCE AT ONE
    BOARD MEETING PER YEAR TO REVIEW PRIOR YEAR-END RESULTS FOR THE FUNDS. HE
    RECEIVES ALL REGULAR BOARD COMMUNICATIONS, INCLUDING MONTHLY MAILINGS,
    INDUSTRY NEWSLETTERS, EMAIL COMMUNICATIONS, AND COMPANY INFORMATION, BUT NOT
    QUARTERLY BOARD AND COMMITTEE MATERIALS RELATING TO MEETINGS THAT HE DOES
    NOT ATTEND. DR. DOERING IS NOT A DIRECTOR OR A MEMBER OF THE BOARD AND HAS
    NO VOTING POWER RELATING TO FUND OPERATIONS. HE IS NOT AN INTERESTED PERSON
    OF THE FUNDS OR ACIM. HE RECEIVES AN ANNUAL STIPEND OF $2,500 FOR HIS
    SERVICES.

19

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                         POSITION(S)    LENGTH                                   COMPLEX      OTHER
                         HELD           OF TIME                                  OVERSEEN     DIRECTORSHIPS
                         WITH           SERVED   PRINCIPAL OCCUPATION(S)         BY           HELD BY
NAME, ADDRESS (AGE)      FUND           (YEARS)  DURING PAST 5 YEARS             DIRECTOR     DIRECTOR
--------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.    Director       6        Senior Vice President,          41           Director,
4500 Main Street                                 MIDWEST RESEARCH INSTITUTE                   MIDWEST
Kansas City, MO 64111                                                                         RESEARCH
(59)                                                                                          INSTITUTE
--------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock          Director       7        Retired, formerly Chairman,     41           Director,
4500 Main Street                                 PUBLIC SERVICE COMPANY                       ALLIED MOTION
Kansas City, MO 64111                            OF COLORADO                                  TECHNOLOGIES
(69)                                                                                          INC. and J.D.
                                                                                              EDWARDS
                                                                                              & COMPANY
--------------------------------------------------------------------------------------------------------------
Donald H. Pratt          Director,      8        Chairman,                       41           Director, BUTLER
4500 Main Street         Vice                    WESTERN INVESTMENTS, INC.                    MANUFACTURING
Kansas City, MO 64111    Chairman                Chairman of the Board,                       COMPANY
(66)                     of the                  BUTLER MANUFACTURING                         Director, ATLAS-
                         Board                   COMPANY                                      COPCO, NORTH
                                                                                              AMERICA INC
--------------------------------------------------------------------------------------------------------------
Gale E. Sayers           Director       3        President, Chief Executive      41           None
4500 Main Street                                 Officer and Founder,
Kansas City, MO 64111                            SAYERS COMPUTER SOURCE
(60)
--------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord   Director       9        Senior Vice President,          41           Director, DST
4500 Main Street                                 Chief Integration                            SYSTEMS, INC.
Kansas City, MO 64111                            Officer,
(58)                                             SPRINT CORPORATION
                                                 (September 2003
                                                 to present)
                                                 Senior Vice President -
                                                 Financial Services
                                                 SPRINT CORPORATION
                                                 (January 2003
                                                 to September 2003)
                                                 Senior Vice
                                                 President-Finance
                                                 Global Markets Group,
                                                 SPRINT CORPORATION
                                                 (November 1998 to
                                                 January 2003)
--------------------------------------------------------------------------------------------------------------
Timothy S. Webster       Director       2        President and Chief             41           None
4500 Main Street                                 Executive Officer,
Kansas City, MO 64111                            AMERICAN ITALIAN PASTA
(42)                                             COMPANY
--------------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------------
William M. Lyons         President      3        Chief Executive Officer, ACC    Not          Not
4500 Main St.                                    and other ACC subsidiaries      applicable   applicable
Kansas City, MO 64111                            (September 2000 to present)
(48)                                             President, ACIS
                                                 (July 2003 to present)
                                                 President, ACC
                                                 (June 1997 to present)
                                                 President, ACIM
                                                 (September 2002 to present)
                                                 Chief Operating Officer, ACC
                                                 (June 1996 to September 2000)
                                                 Also serves as: Executive Vice
                                                 President, ACSC and other
                                                 ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------

------
20

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                         POSITION(S)    LENGTH                                       COMPLEX      OTHER
                         HELD           OF TIME                                      OVERSEEN     DIRECTORSHIPS
                         WITH           SERVED   PRINCIPAL OCCUPATION(S)             BY           HELD BY
NAME, ADDRESS (AGE)      FUND           (YEARS)  DURING PAST 5 YEARS                 DIRECTOR     DIRECTOR
----------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive      8        Chief Administrative Officer,       Not          Not
4500 Main St.            Vice                    ACC (August 1997 to present)        applicable   applicable
Kansas City, MO 64111    President               Chief Financial Officer, ACC
(58)                                             (May 1995 to October 2002)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President,
                                                 ACC (May 1995 to present)
                                                 Also serves as: Executive
                                                 Vice President and Chief
                                                 Financial Officer, ACIM, ACIS
                                                 and other ACC subsidiaries
                                                 and Treasurer, ACIM
----------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA     Senior         3        Senior Vice President               Not          Not
4500 Main St.            Vice                    (April 1998 to present)             applicable   applicable
Kansas City, MO 64111    President,              and Assistant Treasurer
(48)                     Treasurer               (September 1985 to present),
                         and Chief               ACSC
                         Accounting
                         Officer
----------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior         3        Senior Vice President, ACIM,        Not          Not
4500 Main St.            Vice                    ACIS, ACSC and other ACC            applicable   applicable
Kansas City, MO 64111    President               subsidiaries
(45)                     and                     (June 1998 to present)
                         General                 General Counsel, ACC, ACIM,
                         Counsel                 ACIS, ACSC and other
                                                 ACC subsidiaries
                                                 (June 1998 to present)
----------------------------------------------------------------------------------------------------------------
Robert Leach             Controller     6        Vice President, ACSC                Not          Not
4500 Main St.                                    February 2000 to present)           applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(37)                                             ACSC (June 1997 to present)
----------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer    6        Vice President, Corporate Tax,      Not          Not
4500 Main St.                                    ACSC (April 1998 to present)        applicable   applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS and
(36)                                             other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 VENTURES, INC.
                                                 (December 1999 to January 2001)
----------------------------------------------------------------------------------------------------------------

21

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

22

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs [equity funds only];

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

23

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                              NUMBER OF
                                                                                              MEETINGS HELD
                                                                                              DURING LAST
COMMITTEE          MEMBERS                 FUNCTION                                           FISCAL YEAR
-----------------------------------------------------------------------------------------------------------
Executive          James E. Stowers, Jr.   The Executive Committee performs the functions     0
                   James E. Stowers III    of the Board of Directors between Board meetings,
                   Donald H. Pratt         subject to the limitations on its power set out
                                           in the Maryland General Corporation Law, and
                                           except for matters required by the Investment
                                           Company Act to be acted upon by the whole Board.
-----------------------------------------------------------------------------------------------------------

Compliance         Andrea C. Hall, PhD     The Compliance and Shareholder Communications      5
and Shareholder    Thomas A. Brown         Committee reviews the results of the funds'
Communications     Gale E. Sayers          compliance testing program, reviews quarterly
                                           reports from the Communications advisor
                                           to the Board regarding various compliance
                                           matters and monitors the implementation of
                                           the funds' Code of Ethics, including any
                                           violations.
-----------------------------------------------------------------------------------------------------------
Audit              D.D. (Del) Hock         The Audit Committee recommends the engagement      4
                   Donald H. Pratt         of the funds' independent auditors and oversees
                   M. Jeannine Strandjord  its activities. The Committee receives reports
                   Timothy S. Webster      from the advisor's Internal Audit Department,
                                           which is accountable to the Committee. The
                                           Committee also receives reporting about
                                           compliance matters affecting the funds.
-----------------------------------------------------------------------------------------------------------
Governance         Donald H. Pratt         The Board Governance Committee primarily           1
                   M. Jeannine Strandjord  considers and recommends individuals for
                   Thomas A. Brown         nomination as directors. The names of
                                           potential director candidates are drawn
                                           from a number of sources, including
                                           recommendations from members of the Board,
                                           management and shareholders. This committee
                                           also reviews and makes recommendations to
                                           the Board with respect to the composition
                                           of Board committees and other Board-related
                                           matters, including its organization, size,
                                           composition, responsibilities, functions and
                                           compensation. The Governance Committee does
                                           not currently have a policy regarding whether
                                           it will consider nominees recommended by
                                           shareholders.
-----------------------------------------------------------------------------------------------------------
Fund Performance   Donald H. Pratt         The Fund Performance Committee reviews             4
                   Thomas A. Brown         quarterly the investment activities and
                   Andrea C. Hall, Ph.D.   strategies used to manage fund assets.  The
                   D.D. (Del) Hock         committee regularly receives reports from
                   Gale E. Sayers          portfolio managers and other investment
                   M. Jeannine Strandjord  personnel concerning the funds' investments.
                   Timothy S. Webster
-----------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the Board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by this Board to each director who is not an interested person as defined in the Investment
Company Act.

24

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                     TOTAL COMPENSATION
                            TOTAL COMPENSATION       FROM THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(1)        FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $7,308                    $78,583
--------------------------------------------------------------------------------
Robert W. Doering, M.D.(3)    $234                     $2,500
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $7,588                    $81,583
--------------------------------------------------------------------------------
D.D. (Del) Hock             $7,542                    $81,083
--------------------------------------------------------------------------------
Donald H. Pratt             $7,587                    $81,583
--------------------------------------------------------------------------------
Gale E. Sayers              $7,262                    $78,083
--------------------------------------------------------------------------------
M. Jeannine Strandjord      $7,308                    $78,583
--------------------------------------------------------------------------------
Timothy S. Webster          $7,078                    $76,083
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     NOVEMBER 30, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     BROWN, $13,717;  DR. HALL, $56,783;  MR. HOCK, $71,583;  MR. PRATT,
     $10,000;  AND MR. WEBSTER, $34,292.

(3)  DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR, EFFECTIVE NOVEMBER 5,
     2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2003.

25

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                     NAME OF DIRECTORS
--------------------------------------------------------------------------------------------------------------
                                                 JAMES E.     JAMES E.    THOMAS A.   ROBERT W.     ANDREA C
                                               STOWERS, JR.  STOWERS III    BROWN      DOERING     HALL, PH.D.
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Global Growth                                      A            A           A           A             A
--------------------------------------------------------------------------------------------------------------
  International Growth                               C            E           B           E             C
--------------------------------------------------------------------------------------------------------------
  International Opportunities                        A            E           A           A             A
--------------------------------------------------------------------------------------------------------------
  International Discovery                            A            E           C           E             A
--------------------------------------------------------------------------------------------------------------
  Emerging Markets                                   A            A           B           A             A
--------------------------------------------------------------------------------------------------------------
  Life Sciences                                      A            A           B           A             A
--------------------------------------------------------------------------------------------------------------
  Technology                                         A            A           A           A             A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E            E           E           E             E
--------------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                     NAME OF DIRECTORS
------------------------------------------------------------------------------------------------------------
                                                D.D. (DEL)    DONALD     GALE E.    M. JEANNINE   TIMOTHY S.
                                                   HOCK      H. PRATT    SAYERS     STRANDJORD      WEBSTER
------------------------------------------------------------------------------------------------------------

Dollar Range of Equity Securities in the Funds:
  Global Growth                                      A           A          A            A             A
------------------------------------------------------------------------------------------------------------
  International Growth                               D           A          A            A             A
------------------------------------------------------------------------------------------------------------
  International Opportunities                        A           A          A            A             A
------------------------------------------------------------------------------------------------------------
  International Discovery                            E           A          A            E             D
------------------------------------------------------------------------------------------------------------
  Emerging Markets                                   A           C          A            A             B
------------------------------------------------------------------------------------------------------------
  Life Sciences                                      A           A          A            A             B
------------------------------------------------------------------------------------------------------------
  Technology                                         A           B          A            A             C
------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E           E          C            E             E
------------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

26

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the Advisor's Proxy Voting Guidelines to govern the
Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *   Cumulative Voting
   *   Staggered Boards
   *   "Blank Check" Preferred Stock
   *   Elimination of Preemptive Rights
   *   Non-targeted Share Repurchase
   *   Increase in Authorized Common Stock
   *   "Supermajority" Voting Provisions or Super Voting Share Classes
   *   "Fair Price" Amendments
   *   Limiting the Right to Call Special Shareholder Meetings
   *   Poison Pills or Shareholder Rights Plans
   *   Golden Parachutes
   *   Reincorporation
   *   Confidential Voting
   *   Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

27

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 3, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds:

                                              PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD     BENEFICIALLY(1)
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.              6%             0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Advisor
           National Financial Services LLC         33%            0%
           New York, NY

           Charles Schwab & Co., Inc.              24%            0%
           San Francisco, CA

           Boone County National Bank              17%            0%
               FBO Block & Brick Co. Ret Fund      0%            17%
               Columbia, MO

           Penfirn Co.                             6%             0%
           Omaha, NE
-----------------------------------------------------------------------------
   Institutional
           Trustees of American Century            69%            69%
           Profit Sharing & 401(k)
           Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century Services Corp.   18%           18%
           Stock Option Surrender Plan TR
           Kansas City, MO

           UMB TR American Century Executive       10%            10%
           Deferred Compensation Plan TR
           Kansas City, MO
-----------------------------------------------------------------------------
   C
           American Enterprise Investment Svcs     48%            0%
           Minneapolis, MN

           Pershing LLC                            28%            0%
           Jersey City, NJ

           MCB Trust Services Custodian            13%            0%
               FBO Mid-Minnesota Hot                0%           13%
               Mix Inc. 401(k)
               Denver, CO
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.              10%            0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Advisor
           Nationwide Insurance Company QPVA       17%            0%
           Columbus, OH

           State Street Bank                       11%            0%
               FBO ADP Daily Val                   0%            11%
               North Quincy, MA

           Nationwide Trust Company FSB            9%             0%
           Columbus, OH

           Charles Schwab & Co., Inc.              9%             0%
           San Francisco, CA

           Wells Fargo Bank NA                     8%             0%
               FBO Fidelity National Financial     0%             8%
               401(k) Profit Sharing Plan
               Minneapolis, MN
-----------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

28

                                              PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD     BENEFICIALLY(1)
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
   Institutional
           JPMorgan Chase Bank, Trustee            12%          0%
           Robert Bosch Corporation
           New Star Plan & Trust
           New York, NY

           UMB Trustee for Various Trusts          12%          0%
           Kansas City, MO

           JPMorgan Chase Bank Trustee             6%           0%
           Employees Ret Plan of Bose Corp.
           (JP Morgan Chase Bank) Trust
           New York, NY

           Wells Fargo Bank                        5%           0%
           MN NA FBO Various Clients
           Minneapolis, MN
-----------------------------------------------------------------------------
   A
           Charles Schwab & Co., Inc.              83%          0%
           San Francisco, CA

           American Enterprise Investment Svcs     7%           0%
           Minneapolis, MN
-----------------------------------------------------------------------------
   B
           American Enterprise Investment Svcs     51%          0%
           Minneapolis, MN

           LPL Financial Services                  22%          0%
           San Diego, CA

           Citigroup Global Markets, Inc.          10%          0%
           New York, NY

           MLPF&S Inc.                             6%           0%
           Jacksonville, FL
-----------------------------------------------------------------------------
   C
           Pershing LLC                            27%          0%
           Jersey City, NJ

           Boone County National Bank TR Assoc.    7%           0%
           FBO Various Clients
           Columbia, MO
-----------------------------------------------------------------------------
   R
           ING Life Insurance and                  99%          0%
           Annuity Co
           Hartford, CT
-----------------------------------------------------------------------------
International Opportunities
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.              30%          0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Institutional
           Memorial Hospital of South Bend         65%          65%
           South Bend, IN

           Philip A. Newbold                       35%           0%
           & Jeffrey P. Costello
           Trustee, Memorial
           Health System, Inc.,
           Employees Pension Plan
           South Bend, IN
-----------------------------------------------------------------------------
International Discovery
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.              15%          0%
           San Francisco, CA
-----------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

29

                                              PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD     BENEFICIALLY(1)
-----------------------------------------------------------------------------
International Discovery
-----------------------------------------------------------------------------
   Advisor
           Arrowhead Trust, Inc.                   58%             0%
           San Bernardino, CA

           MCB Trust Services, Custodian,          25%             0%
           Lizardtech, Inc.
           Denver, CO

           La Salle Bank National Association      17%             0%
           Chicago, IL
-----------------------------------------------------------------------------
   Institutional
           JPMorgan Chase Bank Trustee             35%             0%
           401(k) Savings Plan of JP Morgan
           Chase & Co. Trust
           Brooklyn, NY

           Charles Schwab & Co., Inc.              17%             0%
           San Francisco, CA

           Trustees of American Century            14%            14%
           Profit Sharing & 401(k)
           Savings Plan & Trust
           Kansas City, MO

           US Bank NA, Trustee                     10%             0%
           Ceridian Corporation Master Trust
           Milwaukee, WI

           Hollowwave & Co.                         7%             7%
           Boston, MA
-----------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.              15%             0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Advisor
           National Financial Services LLC         32%             0%
           New York, NY

           Hubco Regions Financial Corp.            0%            20%
           Birmingham, AL

           Ameritrade Inc.                         15%             0%
           FBO Various Clients
           Omaha, NE

           Charles Schwab & Co., Inc.              12%             0%
           San Francisco, CA

           Suntrust Bank, Trustee                   5%             0%
               FBO Espirito Santo Bank 401k Plan    0%             5%
               Englewood, CO
-----------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

30

                                              PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD     BENEFICIALLY(1)
-----------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------
   Institutional
           Fidelity FIIOC Trustee                    30%             0%
           Covington, KY

           Bost & Co                                 27%             0%
               FBO Eastman Kodak                      0%            27%
               Employee Savings and Investment Plan
               Pittsubrg, PA

           1999 Irrevocable US                       15%            15%
           Annuity & Gift Trust
           St. Louis, MO

           JPMorgan Chase Bank NA TR                 14%             0%
           Robert Bosch Corporation
           Star Plan & Trust
           New York, NY

           Trustees of American Century               8%             8%
           Profit Sharing & 401(k)
           Savings Plan & Trust
           Kansas City, MO
-----------------------------------------------------------------------------
   C
           Mobank & Co EB                            76%             0%
           Monroe, MI

           Pershing, LLC                             11%             0%
           Jersey City, NJ

           Scottrade, Inc.                           10%             0%
           St. Louis, MO
-----------------------------------------------------------------------------
Life Sciences
-----------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.                12%             0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Advisor
           MCB Trust Services Custodian              65%             0%
           Liquidhub, Inc.
           Denver, CO

           UMBSC & CO                                17%             0%
               FBO Kathryn E. Black IRA               0%             9%
               Kansas City, MO

               FBO B Jeanmarie Amiri IRA R/0          0%             8%
               Kansas City, MO

           SAFECO Investment Services, Inc.           9%             0%
           Seattle, WA

           National Financial Services LLC            5%             0%
           New York, NY
-----------------------------------------------------------------------------
   Institutional
           Trustees of American Century              70%            70%
           Profit Sharing & 401K
           Savings Plan & Trust
           Kansas City, MO

           UMB Trustee American Century              23%            23%
           Executive Deferred Compensation
           Plan & Trust
           Kansas City, MO
-----------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

31

                                              PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                         OF RECORD     BENEFICIALLY(1)
-----------------------------------------------------------------------------
Life Sciences
-----------------------------------------------------------------------------
   C
           Legg Mason Wood Walker, Inc.              43%            43%
           Baltimore, MD

           Scottrade, Inc.                           40%             0%
               FBO George J. Ryan Trust               0%            27%
               St. Louis, MO

               FBO John E. Stirratt                   0%            13%
               St. Louis, MO

           American Enterprise Investment Svcs       17%             0%
           Minneapolis, MN
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.                7%             0%
           San Francisco, CA
-----------------------------------------------------------------------------
   Advisor
           Morgan Stanley DW Inc. Custodian         52%             0%
           For Harry J. Doughtery
           New York, NY

           National Financial Services LLC          28%             0%
           New York, NY

           Scottrade, Inc.                          12%             0%
               FBO Michael G. McCormick              0%             5%
               St. Louis, MO

               FBO Jeffrey Lacy Plum                 0%             5%
               St. Louis, MO
-----------------------------------------------------------------------------
   Institutional
           Trustees of American Century             84%            84%
           Profit Sharing & 401K
           Savings Plan & Trust
           Kansas City, MO

           UMB Trustee American Century             11%            11%
           Executive Deferred
           Compensation Plan & Trust
           Kansas City, MO
-----------------------------------------------------------------------------
   C
           None
-----------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century World Mutual Funds, Inc. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of March 3, 2004, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

32

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The funds (except for
International Opportunities) have a stepped fee structure, as follows:

FUND                      CLASS                PERCENTAGE OF NET ASSETS
-----------------------------------------------------------------------------
Global Growth             Investor and C       1.30% of first $1 billion
                                               1.15% of the next $1 billion
                                               1.05% over $2 billion
                          ---------------------------------------------------
                          Institutional        1.10% of first $1 billion
                                               0.95% of the next $1 billion
                                               0.85% over $2 billion
                          ---------------------------------------------------
                          Advisor              1.05% of first $1 billion
                                               0.90% of the next $1 billion
                                               0.80% over $2 billion
-----------------------------------------------------------------------------
International Growth      Investor,            1.50% of first $1 billion
                          A, B, C and R        1.20% of the next $1 billion
                                               1.10% over $2 billion
                          ---------------------------------------------------
                          Institutional        1.30 of first $1 billion
                                               1.00% of the next $1 billion
                                               0.90% over $2 billion
                          ---------------------------------------------------
                          Advisor              1.25% of first $1 billion
                                               0.95% of the next $1 billion
                                               0.85% over $2 billion
-----------------------------------------------------------------------------
International             Investor             2.00%
Opportunities             ---------------------------------------------------
                          Institutional        1.80%
-----------------------------------------------------------------------------
International Discovery   Investor             1.75% of first $500 million
                                               1.40% of the next $500 million
                                               1.20% over $1 billion
                          ---------------------------------------------------
                          Institutional        1.55% of first $500 million
                                               1.20% of the next $500 million
                                               1.00% over $1 billion
                          ---------------------------------------------------
                          Advisor              1.50% of first $500 million
                                               1.15% of the next $500 million
                                               0.95% over $1 billion
-----------------------------------------------------------------------------

33

FUND                      CLASS                PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
Emerging Markets          Investor and C       2.00% of first $500 million
                                               1.50% of the next $500 million
                                               1.25% over $1 billion
                          ------------------------------------------------------
                          Institutional        1.80% of first $500 million
                                               1.30% of the next $500 million
                                               1.05% over $1 billion
                          ------------------------------------------------------
                          Advisor              1.75% of first $500 million
                                               1.25% of the next $500 million
                                               1.00% over $1 billion
--------------------------------------------------------------------------------
Life Sciences             Investor and C       1.50% of first $1 billion
                                               1.30% over $1 billion
                          ------------------------------------------------------
                          Institutional        1.30% of first $1 billion
                                               1.10% over $1 billion
                          ------------------------------------------------------
                          Advisor              1.25% of first $1 billion
                                               1.05% over $1 billion
--------------------------------------------------------------------------------
Technology                Investor and C       1.50% of first $1 billion
                                               1.30% over $1 billion
                          ------------------------------------------------------
                          Institutional        1.30% of first $1 billion
                                               1.10% over $1 billion
                          ------------------------------------------------------
                          Advisor              1.25% of first $1 billion
                                               1.05% over $1 billion
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

34

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2003, 2002 and 2001, are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                      2003              2002              2001
--------------------------------------------------------------------------------
Global Growth
    Investor                    $2,858,429         $3,187,939        $4,409,433
--------------------------------------------------------------------------------
    Institutional                  $63,636            $39,684           $50,816
--------------------------------------------------------------------------------
    C                                 $452            $202(1)               N/A
--------------------------------------------------------------------------------
    Advisor                         $9,149             $6,611           $14,035
--------------------------------------------------------------------------------
International Growth
    Investor                   $29,726,052        $36,212,774       $47,929,083
--------------------------------------------------------------------------------
    Institutional               $3,036,472         $3,208,175        $3,637,748
--------------------------------------------------------------------------------
    A                           $31,435(2)                N/A               N/A
--------------------------------------------------------------------------------
    B                            $2,182(3)                N/A               N/A
--------------------------------------------------------------------------------
    C                              $15,198             $8,983           $380(1)
--------------------------------------------------------------------------------
    R                                $8(4)                N/A               N/A
--------------------------------------------------------------------------------
    Advisor                     $2,149,266         $2,067,549        $1,984,980
--------------------------------------------------------------------------------
International Opportunities
    Investor                      $724,851           $342,956        $53,982(5)
--------------------------------------------------------------------------------
    Institutional               $97,492(6)                N/A               N/A
--------------------------------------------------------------------------------
International Discovery
    Investor                   $13,502,397        $14,754,334       $18,537,181
--------------------------------------------------------------------------------
    Institutional               $1,858,723         $2,256,919        $2,965,328
--------------------------------------------------------------------------------
    Advisor                         $1,716             $2,938            $4,756
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE: GLOBAL GROWTH,
     MARCH 1, 2002; AND INTERNATIONAL GROWTH, JUNE 4, 2001.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(3)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(5)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 1, 2001.

(6)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

35

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
FUND/CLASS                     2003                2002               2001
-------------------------------------------------------------------------------
Emerging Markets
    Investor                   $1,576,170          $1,983,488        $1,703,333
-------------------------------------------------------------------------------
    Institutional                $662,797            $353,006          $369,360
-------------------------------------------------------------------------------
    C                              $3,663             $675(1)               N/A
-------------------------------------------------------------------------------
    Advisor                       $11,042             $22,870            $7,337
-------------------------------------------------------------------------------
Life Sciences
    Investor                   $2,236,798          $2,897,187        $3,461,223
-------------------------------------------------------------------------------
    Institutional                 $51,942             $51,125           $49,947
-------------------------------------------------------------------------------
    C                                $120              $89(1)               N/A
-------------------------------------------------------------------------------
    Advisor                          $435                $281              $429
-------------------------------------------------------------------------------
Technology
    Investor                   $2,166,238          $2,150,160        $2,875,138
-------------------------------------------------------------------------------
    Institutional                $118,561            $112,155          $118,407
-------------------------------------------------------------------------------
    C(2)                              N/A                 N/A               N/A
-------------------------------------------------------------------------------
    Advisor                          $336                $244              $502
-------------------------------------------------------------------------------
(1)  THE INCEPTION DATES FOR THE C CLASS ARE: EMERGING MARKETS,
     DECEMBER 18, 2001; AND LIFE SCIENCES, NOVEMBER 29, 2001.

(2)  THE CLASS HAD NO ASSETS AS OF THE END OF THE MOST RECENT FISCAL YEAR.
     THEREFORE, THE CLASS PAID NO MANAGEMENT FEES.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor.  The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee.  For a description of this fee and the terms of its payment, see the discussion under the caption
INVESTMENT ADVISOR on page 33.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 33. ACIS does not earn commissions for distributing the funds' shares.

36

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche LLP provides services including:

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

37

In the years ended November 30, 2003, 2002 and 2001, the brokerage commissions of each fund were:

FUND                              2003             2002              2001
-------------------------------------------------------------------------------
Global Growth                        $814,946       $1,831,436      $2,049,860
-------------------------------------------------------------------------------
International Growth              $15,644,627      $24,621,894     $24,507,458
-------------------------------------------------------------------------------
International Opportunities(1)       $548,093         $251,581         $51,577
-------------------------------------------------------------------------------
International Discovery            $9,263,736      $10,287,829     $10,869,763
-------------------------------------------------------------------------------
Emerging Markets                   $2,063,281       $3,040,810      $2,175,405
-------------------------------------------------------------------------------
Life Sciences                        $281,357         $616,359        $563,813
-------------------------------------------------------------------------------
Technology                           $751,753         $639,974        $725,770
-------------------------------------------------------------------------------

(1)  COMMENCED OPERATIONS JUNE 1, 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                    BROKER, DEALER OR PARENT            NOVEMBER 30, 2003
--------------------------------------------------------------------------------
International Growth    UBS AG                              $31,002,357
                        --------------------------------------------------------
                        Credit Suisse Group                 $65,485,836
--------------------------------------------------------------------------------
Global Growth           Citigroup Inc.                       $3,946,656
                        --------------------------------------------------------
                        Lehman Brothers Holdings, Inc.       $2,556,234
                        --------------------------------------------------------
                        UBS AG                               $2,700,905
--------------------------------------------------------------------------------

38

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

39

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds
and the shareholders of the affected class.   Some of the anticipated benefits
include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended
November 30, 2003, the aggregate amount of fees paid under the A Class Plan was:
International Growth, $6,193.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

40

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

41

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the B Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).

The payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2003, the aggregate amount of fees paid under the B Class plan was: International Growth, $1,718.

The distributor then makes these payments to the financial intermediaries who offer B Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

42

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective
    shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2003, the aggregate amount of fees paid under the C Class plan was:

    Global Growth                    $348
    International Growth          $11,915
    Emerging Markets               $1,831
    Life Sciences                     $80

-----
43

Because the C Class of Technology was not in operation as of the fiscal year end, it did not pay fees under the C Class Plan. The distributor then makes these payments to the financial intermediaries who offer C Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

44

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended
November 30, 2003, the aggregate amount paid under the R Class Plan was:
International Growth, $3.

The distributor then makes these payments to the financial intermediaries who offer R Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

45

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

46

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services
(as described below) and 0.25% of which is paid for distribution services (as described below). The payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2003, the aggregate amount of fees paid under the Advisor Class Plan was:

    Global Growth                  $4,357
    International Growth       $1,046,610
    International Discovery          $651
    Emerging Markets               $3,155
    Life Sciences                    $174
    Technology                       $134

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but are not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2003, the amount of fees paid under the Advisor Class Plan for shareholder services was:

    Global Growth                  $2,179
    International Growth         $523,305
    International Discovery          $326
    Emerging Markets               $1,578
    Life Sciences                     $87
    Technology                        $67

47

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective
    shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2003, the amount of fees paid under the Advisor Class Plan for distribution services was:

    Global Growth                  $2,179
    International Growth         $523,305
    International Discovery          $326
    Emerging Markets               $1,578
    Life Sciences                     $87
    Technology                        $67

48

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

No contingent deferred sales charges were paid to the distributor for the A
Class and B Class shares in the fiscal year ended November 30, 2003 for
International Growth.

The aggregate contingent deferred sales charges paid to the distributor for C
Class shares in the fiscal year ended November 30, 2003 were:

    Global Growth                      $0
    International Growth               $0
    Emerging Markets                 $472
    Life Sciences                      $0

49

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                             DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $50,000                           5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                           4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                         3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                         2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                         1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                     1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                     0.50%
--------------------------------------------------------------------------------
> $10,000,000                               0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectuses and in YOUR GUIDE TO AMERICAN CENTURY
SERVICES. The Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

50

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New
York Stock Exchange, if that is earlier. That value is then converted to U.S.
dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

51

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

52

As of November 30, 2003, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                             CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
International Growth             $1,575,718,435 (expiring in 2009 through 2011)
--------------------------------------------------------------------------------
International Discovery          $48,604,457 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Emerging Markets                 $15,844,194 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Global Growth                    $109,453,949 (expiring in 2009 through 2011)
--------------------------------------------------------------------------------
Life Sciences                    $63,857,897 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Technology                       $260,768,709 (expiring in 2008 through 2010)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

53

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The tables below show the average annual total returns for the various classes of the funds calculated three different ways. The C Class of Technology had no assets as of the fiscal year end and therefore is not included in the table below.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

54

AVERAGE ANNUAL TOTAL RETURNS-- INVESTOR CLASS AS OF NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------
                                       1        5       10       FROM          INCEPTION
FUND                                   YEAR     YEARS   YEARS    INCEPTION(1)  DATE
-----------------------------------------------------------------------------------------
Global Growth                                                                  12/01/1998
Return Before Taxes                   20.22%      N/A     N/A     7.75%
Return After Taxes on Distributions   20.22%      N/A     N/A     6.99%
Return After Taxes on Distributions
   and Sale of Fund Shares            13.15%      N/A     N/A     6.38%
-----------------------------------------------------------------------------------------
International Growth                                                           05/09/1991
Return Before Taxes                   13.70%    0.57%   6.50%     8.53%
Return After Taxes on Distributions   13.53%   -0.43%   4.70%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares             9.04%    0.34%   4.79%       N/A
-----------------------------------------------------------------------------------------
International Opportunities                                                    06/01/2001
Return Before Taxes                   61.54%      N/A     N/A    18.54%
Return After Taxes on Distributions   61.59%      N/A     N/A    18.52%
Return After Taxes on Distributions
   and Sale of Fund Shares            40.14%      N/A     N/A    16.03%
-----------------------------------------------------------------------------------------
International Discovery                                                        04/01/1994
Return Before Taxes                   37.05%   10.42%     N/A    13.48%
Return After Taxes on Distributions   37.13%    9.63%     N/A    12.66%
Return After Taxes on Distributions
   and Sale of Fund Shares            24.22%    8.86%     N/A    11.74%
-----------------------------------------------------------------------------------------
Emerging Markets                                                               09/30/1997
Return Before Taxes                   46.26%    9.43%     N/A     1.48%
Return After Taxes on Distributions   46.26%    9.26%     N/A     1.36%
Return After Taxes on Distributions
   and Sale of Fund Shares            30.07%    8.15%     N/A     1.23%
-----------------------------------------------------------------------------------------
Life Sciences                                                                  06/30/2000
Return Before Taxes                   23.16%      N/A     N/A    -3.20%
Return After Taxes on Distributions   23.16%      N/A     N/A    -3.48%
Return After Taxes on Distributions
   and Sale of Fund Shares            15.06%      N/A     N/A    -2.87%
-----------------------------------------------------------------------------------------
Technology                                                                     06/30/2000
Return Before Taxes                   35.97%      N/A     N/A   -24.01%
Return After Taxes on Distributions   35.97%      N/A     N/A   -24.00%
Return After Taxes on Distributions
   and Sale of Fund Shares            23.38%      N/A     N/A   -19.19%
-----------------------------------------------------------------------------------------

(1)  ONLY FUNDS WITH PERFORMANCE HISTORY LESS THAN 10 YEARS SHOW AFTER-TAX
     RETURNS FROM INCEPTION.

55

AVERAGE ANNUAL TOTAL RETURNS-- INSTITUTIONAL CLASS AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------------------
FUND                                  1 YEAR     5 YEARS    FROM INCEPTION   INCEPTION DATE
-------------------------------------------------------------------------------------------
Global Growth                                                                08/01/2000
Return Before Taxes                   20.52%        N/A      -9.27%
Return After Taxes on Distributions   20.52%        N/A      -9.83%
Return After Taxes on Distributions
   and Sale of Fund Shares            13.34%        N/A      -7.92%
-------------------------------------------------------------------------------------------
International Growth                                                         11/20/1997
Return Before Taxes                   13.89%      0.77%       3.24%
Return After Taxes on Distributions   13.63%     -0.32%       1.52%
Return After Taxes on Distributions
   and Sale of Fund Shares             9.15%      0.46%       2.13%
-------------------------------------------------------------------------------------------
International Opportunities                                                  01/09/2003
Return Before Taxes                      N/A        N/A      58.96%
Return After Taxes on Distributions      N/A        N/A      58.96%
Return After Taxes on Distributions
   and Sale of Fund Shares               N/A        N/A      38.32%
-------------------------------------------------------------------------------------------
International Discovery                                                      01/02/1998
Return Before Taxes                   37.25%     10.63%      11.22%
Return After Taxes on Distributions   37.24%      9.81%      10.52%
Return After Taxes on Distributions
   and Sale of Fund Shares            24.32%      9.02%       9.63%
-------------------------------------------------------------------------------------------
Emerging Markets                                                             01/28/1999
Return Before Taxes                   46.43%        N/A      10.64%
Return After Taxes on Distributions   46.43%        N/A      10.46%
Return After Taxes on Distributions
   and Sale of Fund Shares            30.18%        N/A       9.21%
-------------------------------------------------------------------------------------------
Life Sciences                                                                07/17/2000
Return Before Taxes                   23.60%        N/A      -4.43%
Return After Taxes on Distributions   23.60%        N/A      -4.71%
Return After Taxes on Distributions
   and Sale of Fund Shares            15.34%        N/A      -3.90%
-------------------------------------------------------------------------------------------
Technology                                                                   07/14/2000
Return Before Taxes                   36.14%        N/A     -26.34%
Return After Taxes on Distributions   36.14%        N/A     -26.32%
Return After Taxes on Distributions
   and Sale of Fund Shares            23.49%        N/A     -20.90%
-------------------------------------------------------------------------------------------

56

AVERAGE ANNUAL TOTAL RETURNS-- ADVISOR CLASS AS OF NOVEMBER 30, 2003
------------------------------------------------------------------------------------------
FUND                                    1 YEAR    5 YEARS  FROM INCEPTION   INCEPTION DATE
------------------------------------------------------------------------------------------
Global Growth                                                               02/05/1999
Return Before Taxes                     19.96%      N/A       5.36%
Return After Taxes on Distributions     19.96%      N/A       4.62%
Return After Taxes on Distributions
   and Sale of Fund Shares              12.98%      N/A       4.30%
------------------------------------------------------------------------------------------
International Growth                                                        10/02/1996
Return Before Taxes                     13.62%     0.32%      5.32%
Return After Taxes on Distributions     13.56%    -0.59%      3.47%
Return After Taxes on Distributions
   and Sale of Fund Shares               9.01%     0.18%      3.82%
------------------------------------------------------------------------------------------
International Discovery                                                     04/28/1998
Return Before Taxes                     36.84%    10.18%      7.29%
Return After Taxes on Distributions     36.84%     9.39%      6.61%
Return After Taxes on Distributions
   and Sale of Fund Shares              23.94%     8.64%      6.13%
------------------------------------------------------------------------------------------
Emerging Markets                                                            05/12/1999
Return Before Taxes                     45.81%      N/A       4.45%
Return After Taxes on Distributions     45.81%      N/A       4.28%
Return After Taxes on Distributions
   and Sale of Fund Shares              29.78%      N/A       3.77%
------------------------------------------------------------------------------------------
Life Sciences                                                               11/14/2000
Return Before Taxes                     23.36%      N/A      -6.67%
Return After Taxes on Distributions     23.36%      N/A      -6.97%
Return After Taxes on Distributions
   and Sale of Fund Shares              15.19%      N/A       -5.77%
------------------------------------------------------------------------------------------
Technology                                                                  06/30/2000
Return Before Taxes                     35.45%      N/A      -24.25%
Return After Taxes on Distributions     35.45%      N/A      -24.24%
Return After Taxes on Distributions
   and Sale of Fund Shares              23.05%      N/A      -19.36%
------------------------------------------------------------------------------------------

57

AVERAGE ANNUAL TOTAL RETURNS - A CLASS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
FUND                                   1 YEAR    FROM INCEPTION   INCEPTION DATE
--------------------------------------------------------------------------------
International Growth(1)                                           01/31/2003
Return Before Taxes                    N/A       16.38%
Return After Taxes on Distributions    N/A       16.38%
Return After Taxes on Distributions
   and Sale of Fund Shares             N/A       10.65%
--------------------------------------------------------------------------------

(1)  RETURNS REFLECT DEDUCTION OF MAXIMUM SALES CHARGE.

AVERAGE ANNUAL TOTAL RETURNS - B CLASS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
FUND                                  1 YEAR     FROM INCEPTION   INCEPTION DATE
--------------------------------------------------------------------------------
International Growth(1)                                           01/31/2003
Return Before Taxes                   N/A        17.62%
Return After Taxes on Distributions   N/A        17.62%
Return After Taxes on Distributions
   and Sale of Fund Shares            N/A        11.45%
--------------------------------------------------------------------------------

(1)  RETURNS REFLECT DEDUCTION OF THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE
     APPLICABLE ONLY IF SHARES ARE SOLD.

AVERAGE ANNUAL TOTAL RETURNS - C CLASS AS OF NOVEMBER 30, 2003
---------------------------------------------------------------------------------
FUND                                   1 YEAR    FROM INCEPTION    INCEPTION DATE
---------------------------------------------------------------------------------
Global Growth                                                      03/01/2002
Return Before Taxes                    19.07%       2.12%
Return After Taxes on Distributions    19.07%       2.12%
Return After Taxes on Distributions
   and Sale of Fund Shares             12.39%       1.81%
---------------------------------------------------------------------------------
International Growth                                               06/04/2001
Return Before Taxes                    12.88%      -7.96%
Return After Taxes on Distributions    12.88%      -7.96%
Return After Taxes on Distributions
   and Sale of Fund Shares              8.37%      -6.70%
---------------------------------------------------------------------------------
Emerging Markets                                                   12/18/2001
Return Before Taxes                    44.97%      10.92%
Return After Taxes on Distributions    44.97%      10.92%
Return After Taxes on Distributions
   and Sale of Fund Shares             29.23%       9.35%
---------------------------------------------------------------------------------
Life Sciences                                                      11/29/2001
Return Before Taxes                    22.64%      -6.24%
Return After Taxes on Distributions    22.64%      -6.24%
Return After Taxes on Distributions
   and Sale of Fund Shares             14.71%      -5.28%
---------------------------------------------------------------------------------

58

AVERAGE ANNUAL TOTAL RETURNS - R CLASS AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
FUND                                  1 YEAR   FROM INCEPTION    INCEPTION DATE
-------------------------------------------------------------------------------
International Growth                                             08/29/2003
Return Before Taxes                   N/A      7.26%
Return After Taxes on Distributions   N/A      7.26%
Return After Taxes on Distributions
   and Sale of Fund Shares            N/A      4.72%
-------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

59

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be  based on an express set of assumptions and are not indicative of the performance  of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
November 30, 2003, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME  SECURITIES RATINGS

As described in the Prospectus and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------

60

STANDARD & POOR'S
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------

B       Debt rated in this category is more vulnerable to nonpayment than obligations rated BB,
        but currently has the capacity to pay interest and repay principal.
        Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments  are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------

61

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Caa          Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca           Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C            This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk.
             Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate
             capacity for timely payment of financial commitments. However, adverse changes in  circumstances and in economic conditions are more likely to impair this capacity. This is  the lowest investment grade category.
--------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for default.
             Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------

DDD, DD, D   The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
             reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-
             100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.  Entities rated in this category have defaulted on some or all of their obligations.
             Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their
             outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

62

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
----------------------------------------------------------------------------------
S&P     MOODY'S  DESCRIPTION
----------------------------------------------------------------------------------
A-1     Prime-1  This indicates that the degree of safety regarding timely payment
        (P-1)    is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
----------------------------------------------------------------------------------
A-2     Prime-2  Capacity for timely payment on commercial paper is satisfactory,
        (P-2)    but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                 characteristics, while still appropriated, may be more
                 affected by external conditions. Ample alternate liquidity is maintained.
----------------------------------------------------------------------------------
A-3     Prime-3  Satisfactory capacity for timely repayment. Issues that carry this
        (P-3)    rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
----------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security
                        elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access for
                        refinancing, in particular, is likely to be less well
                        established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality carrying specific risk but
                        having protection and not distinctly or predominantly
                        speculative.
--------------------------------------------------------------------------------

63

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-37122 0404

PART C    OTHER INFORMATION

Item 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)(1) Articles of Incorporation of Twentieth Century World Investors,
Inc., dated December 27, 1990 (filed electronically as an Exhibit to
Post-Effective Amendment No. 6 to the Registration Statement of the Registrant
on March 29, 1996, File No. 33-39242).

        (2) Articles of Amendment of Twentieth Century World Investors, Inc.,
dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant on March 30,
1998, File No. 33-39242).

        (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242).

        (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242).

        (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated March 11, 1996 filed electronically as an Exhibit to Post-Effective
Amendment No. 7 to the Registration Statement of the Registrant on June 13,
1996, File No. 33-9242).

        (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant on March 30,
1998, File No. 33-39242).

        (7) Articles of Amendment of Twentieth Century World Investors, Inc.,
dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective
Amendment No. 8 to the Registration Statement of the Registrant on March 31,
1997, File No. 33-39242).

        (8) Articles Supplementary of American Century World Mutual Funds, Inc.,
dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective
Amendment No. 8 to the Registration Statement of the Registrant on March 31,
1997, File No. 33-39242).

        (9) Articles Supplementary of American Century World Mutual Funds, Inc.,
dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective
Amendment No. 12 to the Registration Statement of the Registrant on November 13,
1998, File No. 33-39242).

        (10) Articles Supplementary of American Century World Mutual Funds,
Inc., dated February 16, 1999 (filed electronically as an Exhibit to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242).

        (11) Articles Supplementary of American Century World Mutual Funds,
Inc., dated May 22, 2000 (filed electronically as an Exhibit to Post-Effective
Amendment No. 19 to the Registration Statement of the Registrant on May 24,
2000, File No. 33-39242).

        (12) Articles Supplementary of American Century World Mutual Funds,
Inc., dated October 18, 2000 (filed electronically as Exhibit a12 to
Post-Effective Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242).

        (13) Articles Supplementary of American Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the Registration Statement of the Registrant on April 19,
2001, File No. 33-39242).

        (14) Articles Supplementary of American Century World Mutual Funds,
Inc., dated May 21, 2001 (filed electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the Registration Statement of the Registrant on March 28,
2002, File No. 33-39242).

        (15) Articles Supplementary of American Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration Statement of the Registrant on October 10,
2002, File No. 33-39242).

        (16) Articles Supplementary of American Century World Mutual Funds,
Inc., dated August 14, 2003 (filed electronically as Exhibit a16 to
Post-Effective Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242).

     (b)(1) By-Laws (filed electronically as Exhibit b1 to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242).

        (2) Amendment to the By-Laws (filed electronically as Exhibit b2b to
Post-Effective Amendment No. 9 to the Registration Statement of American Century
Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of
Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to Post-
Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of
Registrant's Articles of Amendment, appearing as Exhibit (a)(2) to
Post-Effective Amendment No. 9 on Form N-1A of the Registrant, to the
Registration Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 40, 45 and 46 of Registrant's By-Laws appearing as Exhibit (b)(1) to Post-Effective Amendment No. 6 on Form N-1A, and Sections
25, 30 & 31 of Registrant's By-Laws appearing as Exhibit (b)(2) to
Post-Effective Amendment No. 9 on Form N-1A of American Century Capital
Portfolios, Inc., File No. 33-64872.

     (d)(1) Management Agreement with American Century Investment Management,
Inc., dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective
Amendment No. 12 to the Registration Statement of the Registrant on November 13,
1998, File No. 33-39242).

        (2) Addendum to the Management Agreement with American Century
Investment Management, Inc., dated December 1, 1998 (filed electronically as an
Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the
Registrant on March 31, 1999, File No. 33-39242).

        (3) Addendum to the Management Agreement with American Century
Investment Management, Inc., dated as of June 1, 2000 (filed electronically as an Exhibit to Post-Effective Amendment No. 19 to the Registration Statement of
the Registrant on May 24, 2000, File No. 33-39242).

        (4) Addendum to the Management Agreement with American Century
Investment Management, Inc., dated May 1, 2001 (filed electronically as Exhibit
d4 to Post-Effective Amendment No. 24 to the Registration Statement of the
Registrant on April 19, 2001, File No. 33-39242).

        (5) Addendum to the Management Agreement with American Century
Investment Management, Inc., dated September 3, 2002 (filed electronically as
Exhibit d5 to Post-Effective Amendment No. 27 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-39242).

        (6) Addendum to the Management Agreement with American Century
Investment Management, Inc., dated August 29, 2003 (filed electronically as
Exhibit d6 to Post-Effective Amendment No. 31 to the Registration Statement of
the Registrant on August 28, 2003, File No. 33-39242).

     (e)(1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 3, 2002 (filed electronically as
Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

        (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to Post-Effective Amendment No. 4 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
December 20, 2002, File No. 333-46922).

        (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated August 29, 2003 (filed electronically as Exhibit e3 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Strategic Asset Allocations, Inc. on
August 28, 2003, File No. 33-79482).

        (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated February 27, 2004 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

     (f) Not applicable.

     (g)(1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213).

        (2) Global Custody Agreement with The Chase Manhattan Bank, dated August
9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31
to the Registration Statement of American Century Government Income Trust on
February 7, 1997, File No. 2-99222).

        (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

        (4) Supplemental Agreement with The Chase Manhattan Bank, dated July 30,
1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to
the Registration Statement of the Registrant on March 10, 2000, File No.
33-39242).

        (5) Supplemental Agreement with The Chase Manhattan Bank, dated February
1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 23
to the Registration Statement of the Registrant on March 14, 2001, File No.
33-39242).

     (h)(1) Transfer Agency Agreement with Twentieth Century Services, Inc., dated as of March 1, 1991 (filed electronically as an Exhibit to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242).

        (2) Credit Agreement with JPMorgan Chase Bank, as Administrative Agent, dated as of December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608).

        (3) Customer Identification Program Reliance Agreement dated October 1,
2003 (filed electronically as Exhibit h10 to Post-Effective Amendment No. 40 to
the Registration Statement of American Century Municipal Trust on September 30,
2003, File No. 2-91229).

     (i) Opinion and Consent of Counsel is included herein.

     (j) (1) Consent of Deloitte & Touche LLP, independent accountants, is included herein.

        (2) Power of Attorney, dated November 15, 2002 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 99 to the Registration Statement of
American Century Mutual Funds, Inc. on December 17, 2002, File No. 2-14213).

        (3) Power of Attorney, dated November 15, 2002 (filed electronically as
Exhibit j3 to the Post-Effective Amendment No. 104 of the Registration Statement
of American Century Mutual Funds, Inc. on December 1, 2003, File No. 2-14213).

        (4) Secretary's Certificate, dated November 25, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
Registration Statement of American Century Mutual Funds, Inc. on December 17,
2002, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)(1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration Statement of American Century Capital
Portfolios, Inc. on February 17, 1998, File No. 33-64872).

        (2) Amendment No. 1 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of American
Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

        (3) Amendment No. 2 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated September 30, 1997 (filed electronically as Exhibit
b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

        (4) Amendment No. 3 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of American
Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

        (5) Amendment No. 4 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated November 13, 1998 (filed electronically as Exhibit
b15e to Post-Effective Amendment No. 12 to the Registration Statement of the
Registrant on November 13, 1998, File No. 33-39242).

        (6) Amendment No. 5 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated February 16, 1999 (filed electronically as Exhibit
m6 to Post-Effective Amendment No. 83 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213).

        (7) Amendment No. 6 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 16 to the Registration Statement of American
Century Capital Portfolios, Inc. on July 29, 1999, File No. 33-64872).

        (8) Amendment No. 7 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated November 19, 1999 (filed electronically as Exhibit
m8 to Post-Effective Amendment No. 87 to the Registration Statement of American
Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

        (9) Amendment No. 8 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit m9 to
Post-Effective Amendment No. 19 to the Registration Statement of the Registrant
on May 24, 2000, File No. 33-39242).

        (10) Amendment No. 9 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit m10 to Post-Effective Amendment No. 24 to the Registration Statement of the
Registrant on April 19, 2001, File No. 33-39242).

        (11) Amendment No. 10 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m11 to Post-Effective Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213).

        (12) Amendment No. 11 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed electronically as
Exhibit m12 to Post-Effective Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242).

        (13) Master Distribution and Individual Shareholder Services Plan (C
Class), dated March 1, 2001 (filed electronically as Exhibit m11 to
Post-Effective Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242).

        (14) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed electronically as Exhibit m12 to Post-Effective Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242).

        (15) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m15 to Post-Effective Amendment No. 27 to the
Registration Statement of the Registrant on October 10, 2002, File No.
33-39242).

        (16) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated as of February 27, 2004 (filed electronically as Exhibit m16 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

        (17) Master Distribution and Individual Shareholder Services Plan (A
Class) dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

        (18) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (A Class) dated as of February 27, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213).

        (19) Master Distribution and Individual Shareholder Services Plan (B
Class) dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

        (20) Amendment No. 1 to the Master Distribution and Shareholder Services
Plan (B Class) dated as of February 27, 2004 (filed electronically as Exhibit
m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

        (21) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No.
33-79482).

     (n)(1) Amended and Restated Multiple Class Plan dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

        (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229).

        (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

        (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

     (o) Not applicable.

     (p) American Century Investments Code of Ethics (filed electronically as
Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 17, 2002,
File No. 2-82734).

Item 24.   Persons Controlled by or Under Common Control with Registrant - None.

Item 25.   Indemnification.

     The Registrant is a Maryland Corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor.

          None.

Item 27.  Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal       Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director             Chairman and
                                                           Director

James E. Stowers III     Co-Chairman and Director          Director

William M. Lyons         President, Chief Executive        President
                         Officer and Director

Robert T. Jackson        Executive Vice President,         Executive Vice
                         Chief Financial Officer           President
                         and Chief Accounting Officer

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

Dave Larrabee            Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice President
                         and General Counsel               and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services.

          Not Applicable.

Item 30.   Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Amendment No. 32 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 29th day of
March, 2004.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  --------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*William M. Lyons       President                            March 29, 2004
William M. Lyons        and Principal Executive Officer

*Maryanne Roepke        Senior Vice President,               March 29, 2004
Maryanne Roepke         Treasurer and Chief
                        Accounting Officer

*James E. Stowers, Jr.  Chairman of the Board and            March 29, 2004
James E. Stowers, Jr.   Director

*James E. Stowers III    Director                            March 29, 2004
James E. Stowers III

*Thomas A. Brown         Director                            March 29, 2004
Thomas A. Brown

*Andrea C. Hall, Ph.D.   Director                            March 29, 2004
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock        Director                            March 29, 2004
D. D. (Del) Hock

*Donald H. Pratt         Director                            March 29, 2004
Donald H. Pratt

*Gale E. Sayers          Director                            March 29, 2004
Gale E. Sayers

*M. Jeannine Strandjord  Director                            March 29, 2004
M. Jeannine Strandjord

*Timothy S. Webster      Director                            March 29, 2004
Timothy S. Webster

*By   /s/ Charles A. Etherington
      ----------------------------------------
      Charles A. Etherington
      Attorney-in-Fact